UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Equity Income Fund

June 30, 2010

Equity Income – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

COMMON STOCKS — 71.6%
AEROSPACE & DEFENSE — 1.0%
Northrop Grumman Corp.	350,927	$ 19,104,466
Raytheon Co.	881,100	42,636,429
		61,740,895
AIR FREIGHT & LOGISTICS — 3.0%
United Parcel Service, Inc., Class B	3,145,521	178,948,690
AUTOMOBILES — 0.3%
Honda Motor Co. Ltd.	537,100	15,598,199
CAPITAL MARKETS — 3.0%
AllianceBernstein Holding LP	849,673	21,955,550
BlackRock, Inc.	31,000	4,445,400
Goldman Sachs Group, Inc. (The)	115,100	15,109,177
Northern Trust Corp.	2,173,200	101,488,440
T. Rowe Price Group, Inc.	819,800	36,390,922
		179,389,489
CHEMICALS — 1.6%
E.I. du Pont de Nemours & Co.	2,832,800	97,986,552
COMMERCIAL BANKS — 0.8%
Commerce Bancshares, Inc.	1,411,049	50,783,653
COMMERCIAL SERVICES & SUPPLIES — 1.2%
Pitney Bowes, Inc.	975,900	21,430,764
Waste Management, Inc.	1,564,945	48,967,129
		70,397,893
COMMUNICATIONS EQUIPMENT — 0.3%
Tellabs, Inc.	2,329,800	14,887,422
CONSTRUCTION MATERIALS — 0.6%
Martin Marietta Materials, Inc.	438,095	37,154,837
DISTRIBUTORS — 0.9%
Genuine Parts Co.	1,440,300	56,819,835
DIVERSIFIED — 0.8%
Standard & Poor's 500 Depositary Receipt, Series 1	492,500	50,835,850
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.2%
AT&T, Inc.	9,040,000	218,677,600
Qwest Communications International, Inc.	6,529,800	34,281,450
		252,959,050
ELECTRIC UTILITIES — 0.9%
Northeast Utilities	1,300,000	33,124,000
Portland General Electric Co.	1,192,333	21,855,464
		54,979,464
ELECTRICAL EQUIPMENT — 1.2%
ABB Ltd. ADR(1)	450,000	7,776,000
Emerson Electric Co.	1,507,100	65,845,199
		73,621,199
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Molex, Inc., Class A	1,807,100	27,919,695
FOOD & STAPLES RETAILING — 3.1%
Walgreen Co.	1,292,200	34,501,740

Equity Income – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Wal-Mart Stores, Inc.	3,191,016	$ 153,392,139
		187,893,879
FOOD PRODUCTS — 2.0%
H.J. Heinz Co.	2,340,900	101,173,698
Unilever NV CVA	790,700	21,558,675
		122,732,373
GAS UTILITIES — 3.4%
AGL Resources, Inc.	1,833,800	65,686,716
Nicor, Inc.	1,254,200	50,795,100
WGL Holdings, Inc.(2)	2,506,788	85,305,996
		201,787,812
HOTELS, RESTAURANTS & LEISURE — 0.2%
McDonald's Corp.	225,300	14,840,511
HOUSEHOLD PRODUCTS — 5.6%
Clorox Co.	1,347,000	83,729,520
Kimberly-Clark Corp.	2,245,200	136,126,476
Procter & Gamble Co. (The)	1,974,030	118,402,319
		338,258,315
INSURANCE — 6.7%
ACE Ltd.	1,434,900	73,868,652
Allstate Corp. (The)	2,764,600	79,426,958
Chubb Corp. (The)	1,507,100	75,370,071
Marsh & McLennan Cos., Inc.	5,876,589	132,517,082
MetLife, Inc.	240,900	9,096,384
Transatlantic Holdings, Inc.	665,304	31,907,980
		402,187,127
IT SERVICES — 1.8%
Accenture plc, Class A	772,800	29,868,720
Automatic Data Processing, Inc.	1,921,300	77,351,538
		107,220,258
MACHINERY — 0.5%
Caterpillar, Inc.	500,000	30,035,000
MEDIA — 0.6%
Omnicom Group, Inc.	966,700	33,157,810
METALS & MINING — 0.3%
Nucor Corp.	403,287	15,437,826
MULTI-UTILITIES — 4.1%
Consolidated Edison, Inc.	3,097,168	133,487,941
PG&E Corp.	2,058,900	84,620,790
Wisconsin Energy Corp.	554,200	28,120,108
		246,228,839
OIL, GAS & CONSUMABLE FUELS — 10.7%
Chevron Corp.	1,572,700	106,723,422
El Paso Pipeline Partners LP	915,000	26,233,050
Exxon Mobil Corp.	5,289,029	301,844,885
Spectra Energy Partners LP	885,062	30,039,004
Total SA	4,036,500	179,642,395
		644,482,756
PAPER & FOREST PRODUCTS — 0.3%
Weyerhaeuser Co.	430,700	15,160,640

Equity Income – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

PHARMACEUTICALS — 7.6%
Abbott Laboratories	340,300	$ 15,919,234
Bristol-Myers Squibb Co.	3,650,040	91,031,998
Eli Lilly & Co.	1,263,100	42,313,850
Johnson & Johnson	3,753,835	221,701,495
Merck & Co., Inc.	1,568,400	54,846,948
Pfizer, Inc.	2,172,924	30,985,896
		456,799,421
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Public Storage	167,400	14,716,134
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Applied Materials, Inc.	3,959,546	47,593,743
SPECIALTY RETAIL — 1.7%
Lowe's Cos., Inc.	5,018,800	102,483,896
THRIFTS & MORTGAGE FINANCE — 1.7%
Hudson City Bancorp., Inc.	2,700,000	33,048,000
People's United Financial, Inc.	5,265,300	71,081,550
		104,129,550
TOTAL COMMON STOCKS
(Cost $4,200,020,462)		4,309,168,613
CONVERTIBLE BONDS — 21.9%
AUTO COMPONENTS — 0.5%
BorgWarner, Inc., 3.50%, 4/15/12	$ 23,000,000	29,785,000
CAPITAL MARKETS — 0.8%
Goldman Sachs Group, Inc. (The), (convertible into Charles Schwab Corp. (The)), 9.45%, 11/22/10(3)(4)	862,000	12,661,047
Janus Capital Group, Inc., 3.25%, 7/15/14	25,000,000	25,187,500
Morgan Stanley, (convertible into Charles Schwab Corp. (The)), 6.10%, 8/10/10(3)(4)	888,200	12,794,521
		50,643,068
COMMERCIAL BANKS — 3.5%
U.S. Bancorp., VRN, 0.00%, 9/11/10	211,292,000	209,316,420
COMMUNICATIONS EQUIPMENT — 0.5%
Ciena Corp., 4.00%, 3/15/15(4)	29,000,000	27,223,750
ENERGY EQUIPMENT & SERVICES — 0.4%
Cameron International Corp., 2.50%, 6/15/26	23,000,000	25,875,000
FOOD & STAPLES RETAILING — 0.2%
Credit Suisse Securities USA LLC, (convertible into Walgreen Co.), 6.10%, 12/23/10(3)(4)	520,000	13,842,400
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Beckman Coulter, Inc., 2.50%, 12/15/36	45,069,000	49,350,555
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Lincare Holdings, Inc., 2.75%, 11/1/37	10,000,000	11,950,000
HOUSEHOLD DURABLES — 0.4%
Deutsche Bank AG, (convertible into Toll Brothers, Inc.), 12.05%, 7/29/10(3)(4)	600,000	10,593,000
Deutsche Bank AG, (convertible into Toll Brothers, Inc.), 14.21%, 12/15/10(3)(4)	765,000	13,293,023
		23,886,023

Equity Income – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

IT SERVICES — 1.6%
DST Systems, Inc., VRN, 3.625%, 8/15/23	$ 94,100,000	$ 96,452,500
METALS & MINING — 0.9%
Newmont Mining Corp., 3.00%, 2/15/12	36,000,000	51,210,000
OIL, GAS & CONSUMABLE FUELS — 1.5%
Peabody Energy Corp., 4.75%, 12/15/41	94,000,000	92,120,000
PAPER & FOREST PRODUCTS — 0.3%
Deutsche Bank AG, (convertible into Weyerhaeuser Co.), 5.78%, 11/2/10(3)(4)	490,600	17,853,425
REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.6%
Annaly Capital Management, Inc., 4.00%, 2/15/15	143,000,000	147,290,000
Host Hotels & Resorts LP, 3.25%, 4/15/24(4)	135,000,000	138,375,000
Rayonier TRS Holdings, Inc., 3.75%, 10/15/12	55,028,000	57,160,335
Rayonier TRS Holdings, Inc., 4.50%, 8/15/15(4)	47,000,000	53,110,000
		395,935,335
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Intel Corp., 2.95%, 12/15/35	75,000,000	71,625,000
Linear Technology Corp., 3.125%, 5/1/27	34,970,000	35,363,412
Verigy Ltd., 5.25%, 7/15/14(4)	25,500,000	25,053,750
		132,042,162
SPECIALTY RETAIL — 1.5%
Best Buy Co., Inc., 2.25%, 1/15/22	53,044,000	55,298,370
BNP Paribas, (convertible into Gap, Inc. (The)), 6.79%, 8/10/10(3)(4)	530,000	10,592,050
Credit Suisse Securities USA LLC, (convertible into Lowe's Cos., Inc.), 8.85%, 11/22/10(3)(4)	1,000,000	21,215,000
		87,105,420
TOTAL CONVERTIBLE BONDS
(Cost $1,288,242,731)		1,314,591,058
CONVERTIBLE PREFERRED STOCKS — 4.1%
DIVERSIFIED FINANCIAL SERVICES— 4.1%
Bank of America Corp., 7.25%, 12/31/49(5)
(Cost $199,860,702)	267,700	243,071,600
CORPORATE BONDS — 0.9%
BIOTECHNOLOGY — 0.5%
Life Technologies Corp., 3.25%, 6/15/25	$ 28,000,000	31,640,000
COMPUTERS & PERIPHERALS — 0.3%
Cadence Design Systems, Inc., 2.625%, 6/1/15(4)	16,055,000	15,693,763
DIVERSIFIED FINANCIAL SERVICES — 0.1%
BP Capital Markets plc, 3.125%, 3/10/12	9,550,000	8,834,084
TOTAL CORPORATE BONDS
(Cost $57,071,807)		56,167,847
TEMPORARY CASH INVESTMENTS — 2.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	16,168	16,168
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.50%, 6/30/17, valued at $26,218,181), in a joint trading account at 0.00%, dated 6/30/10, due 7/1/10 (Delivery value $25,700,000)	25,700,000

Equity Income – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Value

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/10, valued at $117,182,090), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $114,900,032)
$ 114,900,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $140,616,168)	140,616,168
TOTAL INVESTMENT SECURITIES — 100.8%
(Cost $5,885,811,870)	6,063,615,286
OTHER ASSETS AND LIABILITIES — (0.8)%	(46,405,707)
TOTAL NET ASSETS — 100.0%	$6,017,209,579

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
139,498,152	EUR for USD	7/30/10	$170,598,334	$1,356,853
1,088,030,325	JPY for USD	7/30/10	12,311,524	(97,580)
			$182,909,858	$1,259,273
(Value on Settlement Date $184,169,131)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)	Equity linked debt security. The aggregated value of these securities at the period end was $112,844,466, which represented 1.9% of total net assets.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $372,300,729, which represented 6.2% of total net assets.

(5)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

Equity Income – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$3,980,855,972	–	–
Foreign Common Stocks	111,513,372	$ 216,799,269	–
Convertible Bonds	–	1,314,591,058	–
Convertible Preferred Stocks	–	243,071,600	–
Corporate Bonds	–	56,167,847	–
Temporary Cash Investments	16,168	140,600,000	–
Total Value of Investment Securities	$4,092,385,512	$1,971,229,774	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$1,259,273	–

Equity Income – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2010 follows:

March 31, 2010						June 30, 2010
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value

WGL Holdings, Inc.	2,505,688	$1,547,297	$1,402,856	$198,276	$945,897	2,506,788	$85,305,996

4. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments			$6,102,345,918
Gross tax appreciation of investments			$ 192,959,625
Gross tax depreciation of investments			(231,690,257)
Net tax appreciation (depreciation) of investments			$ (38,730,632)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Index Fund

June 30, 2010

Equity Index – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.3%
AEROSPACE & DEFENSE — 2.8%
Boeing Co. (The)	30,406	$ 1,907,977
General Dynamics Corp.	15,472	906,040
Goodrich Corp.	5,031	333,304
Honeywell International, Inc.	30,723	1,199,119
ITT Corp.	7,359	330,566
L-3 Communications Holdings, Inc.	4,641	328,768
Lockheed Martin Corp.	12,384	922,608
Northrop Grumman Corp.	11,908	648,272
Precision Castparts Corp.	5,694	586,026
Raytheon Co.	15,197	735,383
Rockwell Collins, Inc.	6,316	335,569
United Technologies Corp.	37,192	2,414,133
		10,647,765
AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc.	6,699	372,866
Expeditors International of Washington, Inc.	8,543	294,819
FedEx Corp.	12,574	881,563
United Parcel Service, Inc., Class B	39,465	2,245,164
		3,794,412
AIRLINES — 0.1%
Southwest Airlines Co.	29,930	332,522
AUTO COMPONENTS — 0.2%
Goodyear Tire & Rubber Co. (The)(1)	9,620	95,623
Johnson Controls, Inc.	27,025	726,162
		821,785
AUTOMOBILES — 0.4%
Ford Motor Co.(1)	136,040	1,371,283
Harley-Davidson, Inc.	9,490	210,963
		1,582,246
BEVERAGES — 2.6%
Brown-Forman Corp., Class B	4,345	248,664
Coca-Cola Co. (The)	92,365	4,629,334
Coca-Cola Enterprises, Inc.	12,835	331,913
Constellation Brands, Inc., Class A(1)	8,073	126,100
Dr Pepper Snapple Group, Inc.	9,729	363,767
Molson Coors Brewing Co., Class B	6,350	268,986
PepsiCo, Inc.	64,591	3,936,822
		9,905,586
BIOTECHNOLOGY — 1.4%
Amgen, Inc.(1)	38,325	2,015,895
Biogen Idec, Inc.(1)	10,524	499,364
Celgene Corp.(1)	18,472	938,747
Cephalon, Inc.(1)	2,976	168,888
Genzyme Corp.(1)	10,694	542,934
Gilead Sciences, Inc.(1)	35,578	1,219,614
		5,385,442
BUILDING PRODUCTS(2)
Masco Corp.	14,589	156,978

Equity Index – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

CAPITAL MARKETS — 2.4%
Ameriprise Financial, Inc.	10,308	$ 372,428
Bank of New York Mellon Corp. (The)	48,396	1,194,897
Charles Schwab Corp. (The)	39,394	558,607
E*Trade Financial Corp.(1)	7,507	88,733
Federated Investors, Inc., Class B	3,314	68,633
Franklin Resources, Inc.	5,971	514,640
Goldman Sachs Group, Inc. (The)	20,562	2,699,174
Invesco Ltd.	18,458	310,648
Janus Capital Group, Inc.	7,316	64,966
Legg Mason, Inc.	6,608	185,222
Morgan Stanley	56,196	1,304,309
Northern Trust Corp.	10,274	479,796
State Street Corp.	19,924	673,830
T. Rowe Price Group, Inc.	10,443	463,565
		8,979,448
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	8,534	553,089
Airgas, Inc.	3,342	207,872
CF Industries Holdings, Inc.	2,753	174,678
Dow Chemical Co. (The)	46,251	1,097,074
E.I. du Pont de Nemours & Co.	36,338	1,256,931
Eastman Chemical Co.	2,928	156,238
Ecolab, Inc.	9,438	423,861
FMC Corp.	2,956	169,763
International Flavors & Fragrances, Inc.	3,219	136,550
Monsanto Co.	21,926	1,013,420
PPG Industries, Inc.	6,688	404,022
Praxair, Inc.	12,077	917,731
Sherwin-Williams Co. (The)	3,623	250,675
Sigma-Aldrich Corp.	4,889	243,619
		7,005,523
COMMERCIAL BANKS — 3.0%
BB&T Corp.	27,649	727,445
Comerica, Inc.	6,966	256,558
Fifth Third Bancorp.	31,879	391,793
First Horizon National Corp.(1)	9,162	104,901
Huntington Bancshares, Inc.	29,311	162,383
KeyCorp	35,379	272,064
M&T Bank Corp.	3,296	279,995
Marshall & Ilsley Corp.	20,691	148,561
PNC Financial Services Group, Inc.	20,971	1,184,861
Regions Financial Corp.	48,108	316,551
SunTrust Banks, Inc.	20,150	469,495
U.S. Bancorp.	76,712	1,714,513
Wells Fargo & Co.	208,301	5,332,506
Zions Bancorp.	6,252	134,856
		11,496,482
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	4,527	145,453
Cintas Corp.	5,236	125,507
Iron Mountain, Inc.	7,285	163,621

Equity Index – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Pitney Bowes, Inc.	8,396	$ 184,376
R.R. Donnelley & Sons Co.	7,983	130,682
Republic Services, Inc.	13,028	387,322
Stericycle, Inc.(1)	3,404	223,234
Waste Management, Inc.	18,981	593,916
		1,954,111
COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems, Inc.(1)	228,254	4,864,093
Harris Corp.	5,284	220,079
JDS Uniphase Corp.(1)	8,760	86,198
Juniper Networks, Inc.(1)	21,137	482,346
Motorola, Inc.(1)	93,136	607,247
QUALCOMM, Inc.	65,422	2,148,459
Tellabs, Inc.	14,706	93,971
		8,502,393
COMPUTERS & PERIPHERALS — 4.5%
Apple, Inc.(1)	36,410	9,158,207
Dell, Inc.(1)	69,180	834,311
EMC Corp.(1)	82,466	1,509,128
Hewlett-Packard Co.	93,343	4,039,885
Lexmark International, Inc., Class A(1)	3,160	104,375
NetApp, Inc.(1)	13,856	516,967
QLogic Corp.(1)	4,458	74,092
SanDisk Corp.(1)	9,210	387,465
Teradata Corp.(1)	6,594	200,985
Western Digital Corp.(1)	9,183	276,959
		17,102,374
CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	7,186	305,405
Jacobs Engineering Group, Inc.(1)	4,995	182,018
Quanta Services, Inc.(1)	8,571	176,991
		664,414
CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	4,977	218,142
CONSUMER FINANCE — 0.8%
American Express Co.	48,054	1,907,744
Capital One Financial Corp.	18,307	737,772
Discover Financial Services	21,904	306,218
SLM Corp.(1)	19,249	199,997
		3,151,731
CONTAINERS & PACKAGING — 0.2%
Ball Corp.	3,772	199,275
Bemis Co., Inc.	4,333	116,991
Owens-Illinois, Inc.(1)	6,787	179,516
Pactiv Corp.(1)	5,352	149,053
Sealed Air Corp.	6,052	119,346
		764,181
DISTRIBUTORS — 0.1%
Genuine Parts Co.	6,409	252,835
DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc., Class A(1)	5,207	221,141
DeVry, Inc.	2,513	131,908

Equity Index – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

H&R Block, Inc.	13,486	$ 211,595
		564,644
DIVERSIFIED FINANCIAL SERVICES — 4.5%
Bank of America Corp.	401,132	5,764,267
Citigroup, Inc.(1)	903,243	3,396,194
CME Group, Inc.	2,611	735,127
IntercontinentalExchange, Inc.(1)	2,963	334,908
JPMorgan Chase & Co.	159,083	5,824,029
Leucadia National Corp.(1)	7,700	150,227
McGraw-Hill Cos., Inc. (The)	12,794	360,023
Moody's Corp.	7,863	156,631
NASDAQ OMX Group, Inc. (The)(1)	5,900	104,902
NYSE Euronext	10,547	291,413
		17,117,721
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	236,438	5,719,435
CenturyLink, Inc.	12,122	403,784
Frontier Communications Corp.	12,900	91,719
Qwest Communications International, Inc.	59,635	313,084
Verizon Communications, Inc.	113,049	3,167,633
Windstream Corp.	18,223	192,435
		9,888,090
ELECTRIC UTILITIES — 1.9%
Allegheny Energy, Inc.	6,754	139,673
American Electric Power Co., Inc.	19,144	618,351
Duke Energy Corp.	52,573	841,168
Edison International	13,104	415,659
Entergy Corp.	7,614	545,315
Exelon Corp.	26,456	1,004,534
FirstEnergy Corp.	12,296	433,188
NextEra Energy, Inc.	16,578	808,343
Northeast Utilities	7,100	180,908
Pepco Holdings, Inc.	9,200	144,256
Pinnacle West Capital Corp.	4,029	146,494
PPL Corp.	18,843	470,133
Progress Energy, Inc.	11,503	451,148
Southern Co.	33,033	1,099,338
		7,298,508
ELECTRICAL EQUIPMENT — 0.5%
Emerson Electric Co.	30,236	1,321,011
Rockwell Automation, Inc.	5,759	282,709
Roper Industries, Inc.	3,790	212,089
		1,815,809
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Agilent Technologies, Inc.(1)	14,050	399,442
Amphenol Corp., Class A	7,021	275,785
Corning, Inc.	62,636	1,011,571
FLIR Systems, Inc.(1)	6,192	180,125
Jabil Circuit, Inc.	7,510	99,883
Molex, Inc.	5,380	98,131
		2,064,937

Equity Index – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

ENERGY EQUIPMENT & SERVICES — 1.7%
Baker Hughes, Inc.	17,268	$ 717,831
Cameron International Corp.(1)	9,748	317,005
Diamond Offshore Drilling, Inc.	2,766	172,017
FMC Technologies, Inc.(1)	4,912	258,666
Halliburton Co.	36,389	893,350
Helmerich & Payne, Inc.	4,305	157,219
Nabors Industries Ltd.(1)	11,519	202,965
National Oilwell Varco, Inc.	16,802	555,642
Rowan Cos., Inc.(1)	4,396	96,448
Schlumberger Ltd.	47,516	2,629,535
Smith International, Inc.	10,003	376,613
		6,377,291
FOOD & STAPLES RETAILING — 2.5%
Costco Wholesale Corp.	17,623	966,269
CVS Caremark Corp.	54,302	1,592,135
Kroger Co. (The)	26,084	513,594
Safeway, Inc.	15,537	305,457
SUPERVALU, INC.	8,636	93,614
SYSCO Corp.	23,793	679,766
Walgreen Co.	38,920	1,039,164
Wal-Mart Stores, Inc.	83,139	3,996,492
Whole Foods Market, Inc.(1)	6,828	245,945
		9,432,436
FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	25,798	666,104
Campbell Soup Co.	7,493	268,474
ConAgra Foods, Inc.	17,843	416,099
Dean Foods Co.(1)	7,173	72,232
General Mills, Inc.	26,450	939,504
H.J. Heinz Co.	12,709	549,283
Hershey Co. (The)	6,704	321,323
Hormel Foods Corp.	2,735	110,713
J.M. Smucker Co. (The)	4,793	288,634
Kellogg Co.	10,238	514,971
Kraft Foods, Inc., Class A	69,684	1,951,152
McCormick & Co., Inc.	5,268	199,973
Mead Johnson Nutrition Co.	8,239	412,939
Sara Lee Corp.	26,626	375,427
Tyson Foods, Inc., Class A	12,313	201,810
		7,288,638
GAS UTILITIES — 0.2%
Nicor, Inc.	1,815	73,508
ONEOK, Inc.	4,304	186,148
Questar Corp.	7,041	320,295
		579,951
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Baxter International, Inc.	23,775	966,216
Becton, Dickinson & Co.	9,229	624,065
Boston Scientific Corp.(1)	60,974	353,649
C.R. Bard, Inc.	3,840	297,715
CareFusion Corp.(1)	7,142	162,124

Equity Index – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

DENTSPLY International, Inc.	5,980	$ 178,862
Hospira, Inc.(1)	6,580	378,021
Intuitive Surgical, Inc.(1)	1,565	493,945
Medtronic, Inc.	43,941	1,593,740
St. Jude Medical, Inc.(1)	13,059	471,299
Stryker Corp.	11,344	567,881
Varian Medical Systems, Inc.(1)	4,938	258,159
Zimmer Holdings, Inc.(1)	8,141	440,021
		6,785,697
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Aetna, Inc.	16,771	442,419
AmerisourceBergen Corp.	11,371	361,029
Cardinal Health, Inc.	14,547	488,925
CIGNA Corp.	11,055	343,368
Coventry Health Care, Inc.(1)	5,966	105,479
DaVita, Inc.(1)	4,181	261,062
Express Scripts, Inc.(1)	21,810	1,025,506
Humana, Inc.(1)	6,837	312,246
Laboratory Corp. of America Holdings(1)	4,156	313,155
McKesson Corp.	10,824	726,940
Medco Health Solutions, Inc.(1)	18,248	1,005,100
Patterson Cos., Inc.	3,774	107,672
Quest Diagnostics, Inc.	5,965	296,878
Tenet Healthcare Corp.(1)	17,728	76,939
UnitedHealth Group, Inc.	45,683	1,297,397
WellPoint, Inc.(1)	17,180	840,617
		8,004,732
HOTELS, RESTAURANTS & LEISURE — 1.6%
Carnival Corp.	17,438	527,325
Darden Restaurants, Inc.	5,513	214,180
International Game Technology	11,964	187,835
Marriott International, Inc., Class A	10,244	306,705
McDonald's Corp.	42,980	2,831,093
Starbucks Corp.	29,925	727,178
Starwood Hotels & Resorts Worldwide, Inc.	7,549	312,755
Wyndham Worldwide Corp.	7,338	147,787
Wynn Resorts Ltd.	2,694	205,472
Yum! Brands, Inc.	18,884	737,231
		6,197,561
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	11,246	110,548
Fortune Brands, Inc.	6,159	241,310
Harman International Industries, Inc.(1)	2,834	84,708
Leggett & Platt, Inc.	5,935	119,056
Lennar Corp., Class A	6,114	85,046
Newell Rubbermaid, Inc.	11,078	162,182
Pulte Homes, Inc.(1)	13,205	109,337
Stanley Black & Decker, Inc.	6,287	317,619
Whirlpool Corp.	3,023	265,480
		1,495,286
HOUSEHOLD PRODUCTS — 2.6%
Clorox Co.	5,660	351,826

Equity Index – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Colgate-Palmolive Co.	19,621	$ 1,545,350
Kimberly-Clark Corp.	16,462	998,091
Procter & Gamble Co. (The)	115,327	6,917,313
		9,812,580
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp. (The)(1)	26,929	248,824
Constellation Energy Group, Inc.	8,121	261,902
NRG Energy, Inc.(1)	10,486	222,408
		733,134
INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	28,574	2,257,061
General Electric Co.	426,579	6,151,269
Textron, Inc.	11,032	187,213
		8,595,543
INSURANCE — 3.9%
Aflac, Inc.	18,864	804,927
Allstate Corp. (The)	21,566	619,591
American International Group, Inc.(1)	5,400	185,976
Aon Corp.	10,723	398,038
Assurant, Inc.	4,680	162,396
Berkshire Hathaway, Inc., Class B(1)	66,147	5,271,254
Chubb Corp. (The)	13,162	658,232
Cincinnati Financial Corp.	6,561	169,733
Genworth Financial, Inc., Class A(1)	19,717	257,701
Hartford Financial Services Group, Inc. (The)	17,866	395,375
Lincoln National Corp.	11,999	291,456
Loews Corp.	14,236	474,201
Marsh & McLennan Cos., Inc.	21,428	483,201
MetLife, Inc.	32,930	1,243,437
Principal Financial Group, Inc.	12,884	302,001
Progressive Corp. (The)	26,992	505,290
Prudential Financial, Inc.	18,696	1,003,227
Torchmark Corp.	3,311	163,928
Travelers Cos., Inc. (The)	19,571	963,872
Unum Group	13,431	291,453
XL Capital Ltd., Class A	13,824	221,322
		14,866,611
INTERNET & CATALOG RETAIL — 0.5%
Amazon.com, Inc.(1)	13,746	1,501,888
Expedia, Inc.	8,476	159,179
priceline.com, Inc.(1)	1,877	331,366
		1,992,433
INTERNET SOFTWARE & SERVICES — 1.7%
Akamai Technologies, Inc.(1)	6,931	281,191
eBay, Inc.(1)	45,403	890,353
Google, Inc., Class A(1)	9,690	4,311,565
Monster Worldwide, Inc.(1)	4,621	53,835
VeriSign, Inc.(1)	7,275	193,151
Yahoo!, Inc.(1)	46,810	647,382
		6,377,477
IT SERVICES — 3.1%
Automatic Data Processing, Inc.	20,243	814,983

Equity Index – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Cognizant Technology Solutions Corp., Class A(1)	11,965	$ 598,968
Computer Sciences Corp.	6,171	279,238
Fidelity National Information Services, Inc.	13,299	356,679
Fiserv, Inc.(1)	6,099	278,480
International Business Machines Corp.	51,338	6,339,216
MasterCard, Inc., Class A	3,876	773,378
Paychex, Inc.	12,948	336,260
SAIC, Inc.(1)	11,271	188,676
Total System Services, Inc.	7,750	105,400
Visa, Inc., Class A	18,069	1,278,382
Western Union Co. (The)	27,348	407,759
		11,757,419
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Eastman Kodak Co.(1)	10,301	44,707
Hasbro, Inc.	5,063	208,089
Mattel, Inc.	14,843	314,078
		566,874
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Life Technologies Corp.(1)	7,274	343,697
Millipore Corp.(1)	2,268	241,882
PerkinElmer, Inc.	4,768	98,555
Thermo Fisher Scientific, Inc.(1)	16,448	806,774
Waters Corp.(1)	3,735	241,654
		1,732,562
MACHINERY — 1.7%
Caterpillar, Inc.	25,102	1,507,877
Cummins, Inc.	8,102	527,683
Danaher Corp.	21,056	781,599
Deere & Co.	17,030	948,230
Dover Corp.	7,515	314,052
Eaton Corp.	6,631	433,933
Flowserve Corp.	2,250	190,800
Illinois Tool Works, Inc.	15,561	642,358
PACCAR, Inc.	14,592	581,783
Pall Corp.	4,564	156,865
Parker-Hannifin Corp.	6,479	359,325
Snap-on, Inc.	2,368	96,875
		6,541,380
MEDIA — 3.0%
CBS Corp., Class B	27,343	353,545
Comcast Corp., Class A	112,610	1,956,036
DIRECTV, Class A(1)	36,330	1,232,314
Discovery Communications, Inc., Class A(1)	11,391	406,773
Gannett Co., Inc.	9,264	124,693
Interpublic Group of Cos., Inc. (The)(1)	19,709	140,525
Meredith Corp.	1,504	46,819
New York Times Co. (The), Class A(1)	4,738	40,984
News Corp., Class A	90,569	1,083,205
Omnicom Group, Inc.	12,099	414,996
Scripps Networks Interactive, Inc., Class A	3,637	146,717
Time Warner Cable, Inc.	14,192	739,119
Time Warner, Inc.	45,499	1,315,376

Equity Index – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Viacom, Inc., Class B	24,358	$ 764,110
Walt Disney Co. (The)	78,217	2,463,835
Washington Post Co. (The), Class B	243	99,747
		11,328,794
METALS & MINING — 1.1%
AK Steel Holding Corp.	4,403	52,484
Alcoa, Inc.	40,896	411,414
Allegheny Technologies, Inc.	4,008	177,113
Cliffs Natural Resources, Inc.	5,438	256,456
Freeport-McMoRan Copper & Gold, Inc.	18,894	1,117,202
Newmont Mining Corp.	19,701	1,216,340
Nucor Corp.	12,695	485,965
Titanium Metals Corp.(1)	3,468	61,002
United States Steel Corp.	5,737	221,161
		3,999,137
MULTILINE RETAIL — 0.8%
Big Lots, Inc.(1)	3,337	107,084
Family Dollar Stores, Inc.	5,497	207,182
J.C. Penney Co., Inc.	9,517	204,425
Kohl's Corp.(1)	12,357	586,957
Macy's, Inc.	16,903	302,564
Nordstrom, Inc.	6,715	216,156
Sears Holdings Corp.(1)	1,961	126,779
Target Corp.	29,378	1,444,516
		3,195,663
MULTI-UTILITIES — 1.4%
Ameren Corp.	9,671	229,880
CenterPoint Energy, Inc.	16,118	212,113
CMS Energy Corp.	9,394	137,622
Consolidated Edison, Inc.	11,240	484,444
Dominion Resources, Inc.	23,680	917,363
DTE Energy Co.	6,648	303,215
Integrys Energy Group, Inc.	3,115	136,250
NiSource, Inc.	11,324	164,198
PG&E Corp.	14,881	611,609
Public Service Enterprise Group, Inc.	20,284	635,498
SCANA Corp.	4,420	158,059
Sempra Energy	9,895	462,987
TECO Energy, Inc.	8,746	131,802
Wisconsin Energy Corp.	4,679	237,413
Xcel Energy, Inc.	18,264	376,421
		5,198,874
OFFICE ELECTRONICS — 0.1%
Xerox Corp.	54,412	437,473
OIL, GAS & CONSUMABLE FUELS — 8.9%
Anadarko Petroleum Corp.	19,805	714,762
Apache Corp.	13,506	1,137,070
Cabot Oil & Gas Corp.	4,278	133,987
Chesapeake Energy Corp.	26,256	550,063
Chevron Corp.	80,258	5,446,308
ConocoPhillips	59,345	2,913,246
CONSOL Energy, Inc.	8,853	298,877

Equity Index – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Denbury Resources, Inc.(1)	15,828	$ 231,722
Devon Energy Corp.	17,969	1,094,672
El Paso Corp.	28,417	315,713
EOG Resources, Inc.	10,151	998,554
EQT Corp.	5,381	194,469
Exxon Mobil Corp.	204,483	11,669,860
Hess Corp.	11,703	589,129
Marathon Oil Corp.	28,443	884,293
Massey Energy Co.	3,838	104,969
Murphy Oil Corp.	7,623	377,720
Noble Energy, Inc.	7,023	423,698
Occidental Petroleum Corp.	32,307	2,492,485
Peabody Energy Corp.	10,826	423,621
Pioneer Natural Resources Co.	4,663	277,215
Range Resources Corp.	6,361	255,394
Southwestern Energy Co.(1)	13,925	538,062
Spectra Energy Corp.	25,923	520,275
Sunoco, Inc.	4,758	165,436
Tesoro Corp.	5,673	66,204
Valero Energy Corp.	22,772	409,441
Williams Cos., Inc. (The)	23,444	428,556
		33,655,801
PAPER & FOREST PRODUCTS — 0.2%
International Paper Co.	17,466	395,255
MeadWestvaco Corp.	6,834	151,715
Weyerhaeuser Co.	8,540	300,608
		847,578
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	17,209	456,038
Estee Lauder Cos., Inc. (The), Class A	4,708	262,377
		718,415
PHARMACEUTICALS — 6.1%
Abbott Laboratories	61,875	2,894,512
Allergan, Inc.	12,359	720,035
Bristol-Myers Squibb Co.	68,866	1,717,518
Eli Lilly & Co.	40,726	1,364,321
Forest Laboratories, Inc.(1)	12,167	333,741
Johnson & Johnson	110,202	6,508,530
King Pharmaceuticals, Inc.(1)	9,496	72,075
Merck & Co., Inc.	124,749	4,362,472
Mylan, Inc.(1)	12,289	209,405
Pfizer, Inc.	322,515	4,599,064
Watson Pharmaceuticals, Inc.(1)	4,356	176,723
		22,958,396
PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	2,030	136,253
Equifax, Inc.	5,111	143,415
Robert Half International, Inc.	5,843	137,603
		417,271
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
Apartment Investment & Management Co., Class A	4,291	83,117
AvalonBay Communities, Inc.	3,307	308,775

Equity Index – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Boston Properties, Inc.	5,610	$ 400,217
Equity Residential	11,360	473,030
HCP, Inc.	11,816	381,066
Health Care REIT, Inc.	4,939	208,031
Host Hotels & Resorts, Inc.	26,470	356,816
Kimco Realty Corp.	16,420	220,685
Plum Creek Timber Co., Inc.	6,553	226,275
ProLogis	18,643	188,853
Public Storage	5,436	477,879
Simon Property Group, Inc.	11,651	940,818
Ventas, Inc.	6,310	296,254
Vornado Realty Trust	6,345	462,868
		5,024,684
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
CB Richard Ellis Group, Inc., Class A(1)	11,042	150,282
ROAD & RAIL — 0.8%
CSX Corp.	15,661	777,256
Norfolk Southern Corp.	14,847	787,633
Ryder System, Inc.	2,006	80,701
Union Pacific Corp.	20,282	1,409,802
		3,055,392
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Advanced Micro Devices, Inc.(1)	22,601	165,439
Altera Corp.	12,028	298,415
Analog Devices, Inc.	12,009	334,571
Applied Materials, Inc.	53,885	647,698
Broadcom Corp., Class A	17,317	570,941
First Solar, Inc.(1)	1,945	221,399
Intel Corp.	222,394	4,325,563
KLA-Tencor Corp.	7,008	195,383
Linear Technology Corp.	9,006	250,457
LSI Corp.(1)	26,531	122,043
MEMC Electronic Materials, Inc.(1)	9,115	90,056
Microchip Technology, Inc.	7,484	207,606
Micron Technology, Inc.(1)	34,233	290,638
National Semiconductor Corp.	9,610	129,351
Novellus Systems, Inc.(1)	3,632	92,107
NVIDIA Corp.(1)	22,335	228,040
Teradyne, Inc.(1)	7,205	70,249
Texas Instruments, Inc.	48,792	1,135,878
Xilinx, Inc.	11,091	280,159
		9,655,993
SOFTWARE — 3.8%
Adobe Systems, Inc.(1)	21,032	555,876
Autodesk, Inc.(1)	9,274	225,915
BMC Software, Inc.(1)	7,237	250,617
CA, Inc.	15,773	290,223
Cerner Corp.(1)	2,771	210,291
Citrix Systems, Inc.(1)	7,408	312,840
Compuware Corp.(1)	8,747	69,801
Electronic Arts, Inc.(1)	13,334	192,010
Intuit, Inc.(1)	12,618	438,728

Equity Index – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

McAfee, Inc.(1)	6,400	$ 196,608
Microsoft Corp.	304,977	7,017,521
Novell, Inc.(1)	14,691	83,445
Oracle Corp.	156,490	3,358,275
Red Hat, Inc.(1)	7,598	219,886
salesforce.com, inc.(1)	4,499	386,104
Symantec Corp.(1)	31,395	435,762
		14,243,902
SPECIALTY RETAIL — 2.0%
Abercrombie & Fitch Co., Class A	3,550	108,950
AutoNation, Inc.(1)	3,773	73,573
AutoZone, Inc.(1)	1,171	226,261
Bed Bath & Beyond, Inc.(1)	10,531	390,489
Best Buy Co., Inc.	13,774	466,388
CarMax, Inc.(1)	8,927	177,647
GameStop Corp., Class A(1)	6,166	115,859
Gap, Inc. (The)	17,955	349,404
Home Depot, Inc. (The)	67,517	1,895,202
Limited Brands, Inc.	10,765	237,584
Lowe's Cos., Inc.	56,985	1,163,634
Office Depot, Inc.(1)	10,884	43,971
O'Reilly Automotive, Inc.(1)	5,541	263,530
RadioShack Corp.	5,074	98,994
Ross Stores, Inc.	4,931	262,773
Staples, Inc.	29,293	558,032
Tiffany & Co.	5,014	190,081
TJX Cos., Inc. (The)	16,293	683,491
Urban Outfitters, Inc.(1)	5,211	179,206
		7,485,069
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Coach, Inc.	12,090	441,889
NIKE, Inc., Class B	15,669	1,058,441
Polo Ralph Lauren Corp.	2,278	166,203
VF Corp.	3,567	253,899
		1,920,432
THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp., Inc.	18,522	226,709
People's United Financial, Inc.	14,766	199,341
		426,050
TOBACCO — 1.5%
Altria Group, Inc.	83,483	1,672,999
Lorillard, Inc.	6,022	433,463
Philip Morris International, Inc.	74,033	3,393,673
Reynolds American, Inc.	6,789	353,843
		5,853,978
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co.	5,292	265,606
W.W. Grainger, Inc.	2,481	246,735
		512,341
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
American Tower Corp., Class A(1)	16,180	720,010
MetroPCS Communications, Inc.(1)	10,800	88,452

Equity Index – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Sprint Nextel Corp.(1)	119,125	$ 505,090
		1,313,552
TOTAL COMMON STOCKS
(Cost $321,026,550)		373,004,761
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 1.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	10,023	10,023
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 1.125%, 6/30/11, valued at $4,997,675), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $4,900,001)		4,900,000
U.S. Treasury Bills, 0.21%, 11/18/10(4)	$1,130,000	1,129,244
TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS
(Cost $6,039,094)		6,039,267
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $327,065,644)		379,044,028
OTHER ASSETS AND LIABILITIES — 0.1%		492,246
TOTAL NET ASSETS — 100.0%		$379,536,274

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
128	S&P 500 E-Mini Futures	September 2010	$6,570,240	$(172,348)

Notes to Schedule of Investments

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $6,571,000.
(4)	The rate indicated is the yield to maturity at purchase.

Equity Index – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$373,004,761	–	–
Temporary Cash Investments	10,023	$6,029,244	–
Total Value of Investment Securities	$373,014,784	$6,029,244	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$ (172,348)	–	–

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$351,150,348
Gross tax appreciation of investments	$ 88,667,872
Gross tax depreciation of investments	(60,774,192)
Net tax appreciation (depreciation) of investments	$ 27,893,680

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Large Company Value Fund

June 30, 2010

Large Company Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 96.0%
AEROSPACE & DEFENSE — 2.1%
Honeywell International, Inc.	134,000	$ 5,230,020
Lockheed Martin Corp.	86,100	6,414,450
Northrop Grumman Corp.	227,600	12,390,544
		24,035,014
BEVERAGES — 1.8%
Coca-Cola Co. (The)	409,900	20,544,188
BIOTECHNOLOGY — 1.9%
Amgen, Inc.(1)	333,300	17,531,580
Gilead Sciences, Inc.(1)	155,300	5,323,684
		22,855,264
CAPITAL MARKETS — 3.3%
Ameriprise Financial, Inc.	194,000	7,009,220
Bank of New York Mellon Corp. (The)	384,700	9,498,243
Goldman Sachs Group, Inc. (The)	107,400	14,098,398
Morgan Stanley	354,900	8,237,229
		38,843,090
CHEMICALS — 0.9%
E.I. du Pont de Nemours & Co.	178,700	6,181,233
PPG Industries, Inc.	82,200	4,965,702
		11,146,935
COMMERCIAL BANKS — 4.5%
PNC Financial Services Group, Inc.	170,300	9,621,950
U.S. Bancorp.	692,900	15,486,315
Wells Fargo & Co.	1,056,500	27,046,400
		52,154,665
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Avery Dennison Corp.	131,600	4,228,308
Pitney Bowes, Inc.	203,300	4,464,468
R.R. Donnelley & Sons Co.	271,000	4,436,270
		13,129,046
COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.(1)	375,300	7,997,643
COMPUTERS & PERIPHERALS — 1.1%
Hewlett-Packard Co.	290,600	12,577,168
CONSTRUCTION & ENGINEERING — 0.3%
Shaw Group, Inc. (The)(1)	109,000	3,729,980
DIVERSIFIED FINANCIAL SERVICES — 7.6%
Bank of America Corp.	2,556,200	36,732,594
Citigroup, Inc.(1)	2,876,800	10,816,768
JPMorgan Chase & Co.	1,126,500	41,241,165
		88,790,527
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.4%
AT&T, Inc.	1,777,500	42,997,725
CenturyLink, Inc.	144,000	4,796,640
Verizon Communications, Inc.	958,400	26,854,368
		74,648,733
ELECTRIC UTILITIES — 2.5%
American Electric Power Co., Inc.	170,400	5,503,920

Large Company Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Exelon Corp.	353,500	$ 13,422,395
PPL Corp.	430,600	10,743,470
		29,669,785
ENERGY EQUIPMENT & SERVICES — 1.9%
Baker Hughes, Inc.	206,800	8,596,676
National Oilwell Varco, Inc.	244,500	8,085,615
Transocean Ltd.(1)	113,800	5,272,354
		21,954,645
FOOD & STAPLES RETAILING — 3.7%
Kroger Co. (The)	380,500	7,492,045
SYSCO Corp.	257,700	7,362,489
Walgreen Co.	332,400	8,875,080
Wal-Mart Stores, Inc.	412,000	19,804,840
		43,534,454
FOOD PRODUCTS — 2.3%
Archer-Daniels-Midland Co.	122,100	3,152,622
Kraft Foods, Inc., Class A	423,800	11,866,400
Unilever NV New York Shares	437,400	11,949,768
		26,968,790
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Medtronic, Inc.	119,700	4,341,519
HEALTH CARE PROVIDERS & SERVICES — 1.3%
Aetna, Inc.	197,000	5,196,860
Quest Diagnostics, Inc.	68,400	3,404,268
WellPoint, Inc.(1)	130,600	6,390,258
		14,991,386
HOTELS, RESTAURANTS & LEISURE — 0.5%
Darden Restaurants, Inc.	75,500	2,933,175
Starbucks Corp.	137,600	3,343,680
		6,276,855
HOUSEHOLD PRODUCTS — 2.8%
Clorox Co.	156,800	9,746,688
Energizer Holdings, Inc.(1)	105,200	5,289,456
Procter & Gamble Co. (The)	305,200	18,305,896
		33,342,040
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
NRG Energy, Inc.(1)	152,100	3,226,041
INDUSTRIAL CONGLOMERATES — 3.6%
General Electric Co.	2,445,300	35,261,226
Tyco International Ltd.	185,400	6,531,642
		41,792,868
INSURANCE — 7.0%
Allstate Corp. (The)	445,500	12,799,215
Berkshire Hathaway, Inc., Class B(1)	152,800	12,176,632
Chubb Corp. (The)	265,400	13,272,654
Loews Corp.	367,200	12,231,432
Principal Financial Group, Inc.	204,000	4,781,760
Torchmark Corp.	150,300	7,441,353
Travelers Cos., Inc. (The)	318,500	15,686,125
XL Capital Ltd., Class A	219,900	3,520,599
		81,909,770

Large Company Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

IT SERVICES — 1.6%
Fiserv, Inc.(1)	102,300	$ 4,671,018
International Business Machines Corp.	115,900	14,311,332
		18,982,350
MACHINERY — 1.4%
Dover Corp.	146,100	6,105,519
Ingersoll-Rand plc	297,200	10,250,428
		16,355,947
MEDIA — 4.4%
CBS Corp., Class B	578,400	7,478,712
Comcast Corp., Class A	793,500	13,783,095
Time Warner Cable, Inc.	101,000	5,260,080
Time Warner, Inc.	501,500	14,498,365
Viacom, Inc., Class B	344,100	10,794,417
		51,814,669
METALS & MINING — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	40,600	2,400,678
Nucor Corp.	139,400	5,336,232
		7,736,910
MULTILINE RETAIL — 1.2%
Kohl's Corp.(1)	125,600	5,966,000
Macy's, Inc.	420,400	7,525,160
		13,491,160
MULTI-UTILITIES — 0.8%
PG&E Corp.	218,500	8,980,350
OIL, GAS & CONSUMABLE FUELS — 9.7%
Apache Corp.	146,000	12,291,740
Chevron Corp.	484,100	32,851,026
ConocoPhillips	424,400	20,833,796
Devon Energy Corp.	153,600	9,357,312
Exxon Mobil Corp.	411,500	23,484,305
Occidental Petroleum Corp.	115,900	8,941,685
Valero Energy Corp.	342,400	6,156,352
		113,916,216
PAPER & FOREST PRODUCTS — 0.4%
International Paper Co.	232,500	5,261,475
PHARMACEUTICALS — 10.6%
Abbott Laboratories	221,200	10,347,736
Eli Lilly & Co.	220,000	7,370,000
Johnson & Johnson	633,300	37,402,698
Merck & Co., Inc.	875,000	30,598,750
Pfizer, Inc.	2,698,000	38,473,480
		124,192,664
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Simon Property Group, Inc.	76,400	6,169,300
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Applied Materials, Inc.	318,500	3,828,370
Intel Corp.	481,100	9,357,395
		13,185,765
SOFTWARE — 3.1%
Activision Blizzard, Inc.	370,200	3,883,398
Microsoft Corp.	1,014,800	23,350,548

Large Company Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Oracle Corp.	443,000	$ 9,506,780
		36,740,726
SPECIALTY RETAIL — 0.4%
Best Buy Co., Inc.	127,400	4,313,764
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
VF Corp.	87,000	6,192,660
TOBACCO — 1.6%
Altria Group, Inc.	760,300	15,236,412
Lorillard, Inc.	43,600	3,138,328
		18,374,740
TOTAL COMMON STOCKS
(Cost $1,134,961,066)		1,124,169,102
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 3.3%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 1.125%, 6/30/11, valued at $39,370,457), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $38,601,011) (Cost $38,601,000)		38,601,000
TEMPORARY CASH INVESTMENTS — 0.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	87,368	87,368
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 1.125%, 6/30/11, valued at $10,912,270), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $10,699,003)		10,699,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $10,786,368)		10,786,368
TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $1,184,348,434)		1,173,556,470
OTHER ASSETS AND LIABILITIES — (0.2)%		(2,026,929)
TOTAL NET ASSETS — 100.0%		$1,171,529,541

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
752	S&P 500 E-Mini Futures	September 2010	$38,600,160	$(1,065,253)

Notes to Schedule of Investments

(1)	Non-income producing.

Large Company Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,124,169,102	–	–
Temporary Cash Investments	87,368	$49,300,000	–
Total Value of Investment Securities	$1,124,256,470	$49,300,000	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(1,065,253)	–	–

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,204,479,927
Gross tax appreciation of investments	$ 106,740,726
Gross tax depreciation of investments	(137,664,183)
Net tax appreciation (depreciation) of investments	$ (30,923,457)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Mid Cap Value Fund

June 30, 2010

Mid Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 96.7%
AEROSPACE & DEFENSE — 0.5%
Northrop Grumman Corp.	61,900	$ 3,369,836
BEVERAGES — 0.5%
Coca-Cola Enterprises, Inc.	137,300	3,550,578
CAPITAL MARKETS — 5.1%
Ameriprise Financial, Inc.	140,201	5,065,462
Invesco Ltd.	225,300	3,791,799
Northern Trust Corp.	391,400	18,278,380
State Street Corp.	234,100	7,917,262
		35,052,903
CHEMICALS — 0.7%
Minerals Technologies, Inc.	108,901	5,177,154
COMMERCIAL BANKS — 2.2%
Comerica, Inc.	235,328	8,667,130
Commerce Bancshares, Inc.	185,349	6,670,711
		15,337,841
COMMERCIAL SERVICES & SUPPLIES — 5.9%
Cintas Corp.	190,900	4,575,873
Pitney Bowes, Inc.	269,700	5,922,612
Republic Services, Inc.	732,398	21,774,192
Waste Management, Inc.	284,744	8,909,640
		41,182,317
COMMUNICATIONS EQUIPMENT — 0.7%
Emulex Corp.(1)	530,400	4,869,072
COMPUTERS & PERIPHERALS — 0.6%
Diebold, Inc.	141,651	3,859,990
CONSTRUCTION MATERIALS — 0.6%
Vulcan Materials Co.	95,800	4,198,914
CONTAINERS & PACKAGING — 1.8%
Bemis Co., Inc.	308,306	8,324,262
Sonoco Products Co.	132,100	4,026,408
		12,350,670
DISTRIBUTORS — 1.4%
Genuine Parts Co.	239,794	9,459,873
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
CenturyLink, Inc.	61,953	2,063,654
Consolidated Communications Holdings, Inc.	198,600	3,378,186
Qwest Communications International, Inc.	1,455,800	7,642,950
Windstream Corp.	97,837	1,033,159
		14,117,949
ELECTRIC UTILITIES — 5.8%
American Electric Power Co., Inc.	128,155	4,139,407
Great Plains Energy, Inc.	203,559	3,464,574
IDACORP, Inc.	95,368	3,172,893
Northeast Utilities	257,483	6,560,667
NV Energy, Inc.	651,400	7,693,034
Portland General Electric Co.	309,836	5,679,294
Westar Energy, Inc.	447,541	9,671,361
40,381,230

Mid Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

ELECTRICAL EQUIPMENT — 3.8%
Emerson Electric Co.	171,100	$ 7,475,359
Hubbell, Inc., Class B	280,735	11,142,372
Thomas & Betts Corp.(1)	178,500	6,193,950
Woodward Governor Co.	49,900	1,273,947
		26,085,628
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Molex, Inc.	340,584	6,212,252
ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes, Inc.	90,200	3,749,614
Helmerich & Payne, Inc.	18,700	682,924
		4,432,538
FOOD PRODUCTS — 4.2%
Campbell Soup Co.	104,800	3,754,984
ConAgra Foods, Inc.	555,190	12,947,031
H.J. Heinz Co.	238,200	10,295,004
Kellogg Co.	36,600	1,840,980
		28,837,999
GAS UTILITIES — 0.5%
Southwest Gas Corp.	111,103	3,277,538
HEALTH CARE EQUIPMENT & SUPPLIES — 4.5%
Beckman Coulter, Inc.	157,856	9,517,138
Boston Scientific Corp.(1)	620,100	3,596,580
CareFusion Corp.(1)	73,700	1,672,990
Symmetry Medical, Inc.(1)	207,971	2,192,015
Zimmer Holdings, Inc.(1)	260,000	14,053,000
		31,031,723
HEALTH CARE PROVIDERS & SERVICES — 1.6%
LifePoint Hospitals, Inc.(1)	197,400	6,198,360
Patterson Cos., Inc.	58,700	1,674,711
Select Medical Holdings Corp.(1)	446,778	3,029,155
		10,902,226
HOTELS, RESTAURANTS & LEISURE — 2.3%
CEC Entertainment, Inc.(1)	167,500	5,906,050
International Speedway Corp., Class A	231,607	5,966,196
Speedway Motorsports, Inc.	291,543	3,953,323
		15,825,569
HOUSEHOLD DURABLES — 1.5%
Fortune Brands, Inc.	174,200	6,825,156
Toll Brothers, Inc.(1)	230,600	3,772,616
		10,597,772
HOUSEHOLD PRODUCTS — 2.8%
Clorox Co.	61,800	3,841,488
Kimberly-Clark Corp.	256,323	15,540,863
		19,382,351
INDUSTRIAL CONGLOMERATES — 0.9%
Tyco International Ltd.	174,100	6,133,543
INSURANCE — 13.1%
ACE Ltd.	202,800	10,440,144
Allstate Corp. (The)	194,400	5,585,112
Aon Corp.	438,100	16,262,272
Chubb Corp. (The)	254,800	12,742,548

Mid Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Hartford Financial Services Group, Inc. (The)	110,736	$ 2,450,588
HCC Insurance Holdings, Inc.	391,560	9,695,025
Marsh & McLennan Cos., Inc.	642,527	14,488,984
Symetra Financial Corp.	347,278	4,167,336
Transatlantic Holdings, Inc.	147,458	7,072,086
Travelers Cos., Inc. (The)	159,000	7,830,750
		90,734,845
IT SERVICES — 1.1%
Accenture plc, Class A	93,100	3,598,315
Automatic Data Processing, Inc.	94,900	3,820,674
		7,418,989
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Mattel, Inc.	107,500	2,274,700
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Pharmaceutical Product Development, Inc.	29,500	749,595
MACHINERY — 2.9%
Altra Holdings, Inc.(1)	445,334	5,798,249
Dover Corp.	21,800	911,022
Kaydon Corp.	317,956	10,448,034
Robbins & Myers, Inc.	121,400	2,639,236
		19,796,541
MEDIA — 0.9%
Omnicom Group, Inc.	139,200	4,774,560
Scholastic Corp.	72,200	1,741,464
		6,516,024
METALS & MINING — 1.0%
Newmont Mining Corp.	115,738	7,145,664
MULTI-UTILITIES — 3.7%
PG&E Corp.	260,200	10,694,220
Wisconsin Energy Corp.	200,600	10,178,444
Xcel Energy, Inc.	241,259	4,972,348
		25,845,012
OIL, GAS & CONSUMABLE FUELS — 7.7%
Devon Energy Corp.	120,500	7,340,860
EQT Corp.	303,257	10,959,708
Imperial Oil Ltd.	493,300	17,970,199
Murphy Oil Corp.	137,900	6,832,945
Noble Energy, Inc.	57,300	3,456,909
PAA Natural Gas Storage LP(1)	50,672	1,207,514
Ultra Petroleum Corp.(1)	60,000	2,655,000
Williams Pipeline Partners LP	85,700	2,769,824
		53,192,959
PAPER & FOREST PRODUCTS — 1.5%
MeadWestvaco Corp.	113,000	2,508,600
Weyerhaeuser Co.	216,636	7,625,587
		10,134,187
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.5%
Annaly Capital Management, Inc.	282,700	4,848,305
Boston Properties, Inc.	25,999	1,854,769
Government Properties Income Trust	200,389	5,113,927
HCP, Inc.	104,194	3,360,257
Host Hotels & Resorts, Inc.	284,969	3,841,382

Mid Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Piedmont Office Realty Trust, Inc., Class A	289,762	$ 5,427,242
		24,445,882
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Applied Materials, Inc.	837,500	10,066,750
KLA-Tencor Corp.	121,100	3,376,268
Verigy Ltd.(1)	388,200	3,373,458
		16,816,476
SOFTWARE — 0.8%
Cadence Design Systems, Inc.(1)	485,400	2,810,466
Synopsys, Inc.(1)	133,000	2,775,710
		5,586,176
SPECIALTY RETAIL — 4.1%
Lowe's Cos., Inc.	830,800	16,964,936
PetSmart, Inc.	207,700	6,266,309
Staples, Inc.	266,600	5,078,730
		28,309,975
THRIFTS & MORTGAGE FINANCE — 2.2%
Hudson City Bancorp., Inc.	424,300	5,193,432
Northwest Bancshares, Inc.	257,959	2,958,790
People's United Financial, Inc.	512,489	6,918,601
		15,070,823
TOTAL COMMON STOCKS
(Cost $659,674,651)		669,665,314
TEMPORARY CASH INVESTMENTS — 1.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	13,910	13,910
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 1.125%, 6/30/11,valued at $10,811,296), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $10,600,003)		10,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $10,613,910)		10,613,910
TOTAL INVESTMENT SECURITIES — 98.3%
(Cost $670,288,561)		680,279,224
OTHER ASSETS AND LIABILITIES — 1.7%		12,073,943
TOTAL NET ASSETS — 100.0%		$692,353,167

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
15,422,218	CAD for USD	7/30/10	$14,484,538	$423,738
(Value on Settlement Date $14,908,276)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

Mid Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$628,149,656	–	–
Foreign Common Stocks	23,545,460	$17,970,198	–
Temporary Cash Investments	13,910	10,600,000	–
Total Value of Investment Securities	$651,709,026	$28,570,198	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$423,738	–

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$690,502,559
Gross tax appreciation of investments	$ 28,136,995
Gross tax depreciation of investments	(38,360,330)
Net tax appreciation (depreciation) of investments	$(10,223,335)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Large Company Value Fund

June 30, 2010

NT Large Company Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 95.4%
AEROSPACE & DEFENSE — 2.0%
Honeywell International, Inc.	34,100	$ 1,330,923
Lockheed Martin Corp.	22,200	1,653,900
Northrop Grumman Corp.	58,800	3,201,072
		6,185,895
BEVERAGES — 1.7%
Coca-Cola Co. (The)	105,100	5,267,612
BIOTECHNOLOGY — 1.9%
Amgen, Inc.(1)	85,500	4,497,300
Gilead Sciences, Inc.(1)	40,000	1,371,200
		5,868,500
CAPITAL MARKETS — 3.3%
Ameriprise Financial, Inc.	49,700	1,795,661
Bank of New York Mellon Corp. (The)	99,000	2,444,310
Goldman Sachs Group, Inc. (The)	27,600	3,623,052
Morgan Stanley	91,200	2,116,752
		9,979,775
CHEMICALS — 0.9%
E.I. du Pont de Nemours & Co.	46,100	1,594,599
PPG Industries, Inc.	20,900	1,262,569
		2,857,168
COMMERCIAL BANKS — 4.4%
PNC Financial Services Group, Inc.	43,700	2,469,050
U.S. Bancorp.	178,300	3,985,005
Wells Fargo & Co.	271,600	6,952,960
		13,407,015
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Avery Dennison Corp.	33,900	1,089,207
Pitney Bowes, Inc.	52,500	1,152,900
R.R. Donnelley & Sons Co.	70,600	1,155,722
		3,397,829
COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.(1)	98,600	2,101,166
COMPUTERS & PERIPHERALS — 1.1%
Hewlett-Packard Co.	75,600	3,271,968
CONSTRUCTION & ENGINEERING — 0.3%
Shaw Group, Inc. (The)(1)	27,700	947,894
DIVERSIFIED — 1.5%
SPDR S&P 500 ETF Trust, Series 1	44,500	4,593,290
DIVERSIFIED FINANCIAL SERVICES — 7.6%
Bank of America Corp.	661,300	9,502,881
Citigroup, Inc.(1)	739,100	2,779,016
JPMorgan Chase & Co.	291,100	10,657,171
		22,939,068
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.4%
AT&T, Inc.	459,500	11,115,305
CenturyLink, Inc.	37,600	1,252,456
Verizon Communications, Inc.	246,800	6,915,336
		19,283,097

NT Large Company Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

ELECTRIC UTILITIES — 2.5%
American Electric Power Co., Inc.	43,900	$ 1,417,970
Exelon Corp.	90,400	3,432,488
PPL Corp.	113,300	2,826,835
		7,677,293
ENERGY EQUIPMENT & SERVICES — 1.9%
Baker Hughes, Inc.	53,200	2,211,524
National Oilwell Varco, Inc.	62,800	2,076,796
Transocean Ltd.(1)	29,500	1,366,735
		5,655,055
FOOD & STAPLES RETAILING — 3.7%
Kroger Co. (The)	97,600	1,921,744
SYSCO Corp.	66,800	1,908,476
Walgreen Co.	86,200	2,301,540
Wal-Mart Stores, Inc.	106,500	5,119,455
		11,251,215
FOOD PRODUCTS — 2.3%
Archer-Daniels-Midland Co.	31,600	815,912
Kraft Foods, Inc., Class A	108,600	3,040,800
Unilever NV New York Shares	112,100	3,062,572
		6,919,284
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Medtronic, Inc.	31,200	1,131,624
HEALTH CARE PROVIDERS & SERVICES — 1.3%
Aetna, Inc.	51,300	1,353,294
Quest Diagnostics, Inc.	17,500	870,975
WellPoint, Inc.(1)	33,400	1,634,262
		3,858,531
HOTELS, RESTAURANTS & LEISURE — 0.5%
Darden Restaurants, Inc.	19,500	757,575
Starbucks Corp.	34,400	835,920
		1,593,495
HOUSEHOLD PRODUCTS — 2.8%
Clorox Co.	40,600	2,523,696
Energizer Holdings, Inc.(1)	27,100	1,362,588
Procter & Gamble Co. (The)	78,600	4,714,428
		8,600,712
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
NRG Energy, Inc.(1)	38,300	812,343
INDUSTRIAL CONGLOMERATES — 3.6%
General Electric Co.	629,400	9,075,948
Tyco International Ltd.	47,800	1,683,994
		10,759,942
INSURANCE — 6.9%
Allstate Corp. (The)	114,700	3,295,331
Berkshire Hathaway, Inc., Class B(1)	38,900	3,099,941
Chubb Corp. (The)	68,100	3,405,681
Loews Corp.	94,900	3,161,119
Principal Financial Group, Inc.	52,100	1,221,224
Torchmark Corp.	38,900	1,925,939
Travelers Cos., Inc. (The)	81,600	4,018,800

NT Large Company Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

XL Capital Ltd., Class A	56,700	$ 907,767
		21,035,802
IT SERVICES — 1.6%
Fiserv, Inc.(1)	26,500	1,209,990
International Business Machines Corp.	30,200	3,729,096
		4,939,086
MACHINERY — 1.4%
Dover Corp.	37,300	1,558,767
Ingersoll-Rand plc	78,100	2,693,669
		4,252,436
MEDIA — 4.4%
CBS Corp., Class B	148,800	1,923,984
Comcast Corp., Class A	203,400	3,533,058
Time Warner Cable, Inc.	25,700	1,338,456
Time Warner, Inc.	130,200	3,764,082
Viacom, Inc., Class B	88,300	2,769,971
		13,329,551
METALS & MINING — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	10,700	632,691
Nucor Corp.	35,500	1,358,940
		1,991,631
MULTILINE RETAIL — 1.2%
Kohl's Corp.(1)	32,600	1,548,500
Macy's, Inc.	107,800	1,929,620
		3,478,120
MULTI-UTILITIES — 0.8%
PG&E Corp.	56,900	2,338,590
OIL, GAS & CONSUMABLE FUELS — 9.7%
Apache Corp.	37,600	3,165,544
Chevron Corp.	124,400	8,441,784
ConocoPhillips	108,800	5,340,992
Devon Energy Corp.	39,400	2,400,248
Exxon Mobil Corp.	106,700	6,089,369
Occidental Petroleum Corp.	30,000	2,314,500
Valero Energy Corp.	86,900	1,562,462
		29,314,899
PAPER & FOREST PRODUCTS — 0.4%
International Paper Co.	59,800	1,353,274
PHARMACEUTICALS — 10.5%
Abbott Laboratories	56,800	2,657,104
Eli Lilly & Co.	57,000	1,909,500
Johnson & Johnson	162,700	9,609,062
Merck & Co., Inc.	225,700	7,892,729
Pfizer, Inc.	692,400	9,873,624
		31,942,019
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Simon Property Group, Inc.	19,300	1,558,475
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Applied Materials, Inc.	81,400	978,428
Intel Corp.	124,400	2,419,580
		3,398,008

NT Large Company Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

SOFTWARE — 3.1%
Activision Blizzard, Inc.	93,100	$ 976,619
Microsoft Corp.	260,100	5,984,901
Oracle Corp.	114,500	2,457,170
		9,418,690
SPECIALTY RETAIL — 0.4%
Best Buy Co., Inc.	33,200	1,124,152
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
VF Corp.	22,600	1,608,668
TOTAL COMMON STOCKS
(Cost $288,946,390)		289,443,172
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 3.9%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 1.125%, 6/30/11,valued at $12,094,373), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $11,858,003) (Cost $11,858,000)		11,858,000
TEMPORARY CASH INVESTMENTS — 1.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	75,909	75,909
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 1.125%, 6/30/11, valued at $2,898,651), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $2,842,001)		2,842,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,917,909)		2,917,909
TOTAL INVESTMENT SECURITIES — 100.3%
(Cost $303,722,299)		304,219,081
OTHER ASSETS AND LIABILITIES — (0.3)%		(910,802)
TOTAL NET ASSETS — 100.0%		$303,308,279

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
231	S&P 500 E-Mini Futures	September 2010	$11,857,230	$(534,635)

Notes to Schedule of Investments
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.

NT Large Company Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$289,443,172	–	–
Temporary Cash Investments	75,909	$14,700,000	–
Total Value of Investment Securities	$289,519,081	$14,700,000	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(534,635)	–	–

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$311,064,358
Gross tax appreciation of investments	$ 10,601,350
Gross tax depreciation of investments	(17,446,627)
Net tax appreciation (depreciation) of investments	$ (6,845,277)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Mid Cap Value Fund

June 30, 2010

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.5%
AEROSPACE & DEFENSE — 0.5%
Northrop Grumman Corp.	12,300	$ 669,612
BEVERAGES — 0.5%
Coca-Cola Enterprises, Inc.	27,300	705,978
CAPITAL MARKETS — 5.1%
Ameriprise Financial, Inc.	27,683	1,000,187
Invesco Ltd.	44,500	748,935
Northern Trust Corp.	77,289	3,609,396
State Street Corp.	46,200	1,562,484
		6,921,002
CHEMICALS — 0.8%
Minerals Technologies, Inc.	21,470	1,020,684
COMMERCIAL BANKS — 2.3%
Comerica, Inc.	46,507	1,712,853
Commerce Bancshares, Inc.	36,606	1,317,450
		3,030,303
COMMERCIAL SERVICES & SUPPLIES — 6.1%
Cintas Corp.	37,700	903,669
Pitney Bowes, Inc.	53,600	1,177,056
Republic Services, Inc.	144,498	4,295,925
Waste Management, Inc.	56,496	1,767,760
		8,144,410
COMMUNICATIONS EQUIPMENT — 0.7%
Emulex Corp.(1)	104,900	962,982
COMPUTERS & PERIPHERALS — 0.6%
Diebold, Inc.	28,014	763,381
CONSTRUCTION MATERIALS — 0.6%
Vulcan Materials Co.	18,900	828,387
CONTAINERS & PACKAGING — 1.8%
Bemis Co., Inc.	60,879	1,643,733
Sonoco Products Co.	26,100	795,528
		2,439,261
DISTRIBUTORS — 1.4%
Genuine Parts Co.	47,456	1,872,139
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
CenturyLink, Inc.	12,280	409,047
Consolidated Communications Holdings, Inc.	39,400	670,194
Qwest Communications International, Inc.	289,300	1,518,825
Windstream Corp.	19,486	205,772
		2,803,838
ELECTRIC UTILITIES — 5.9%
American Electric Power Co., Inc.	25,491	823,359
Great Plains Energy, Inc.	40,182	683,898
IDACORP, Inc.	18,779	624,777
Northeast Utilities	51,030	1,300,244
NV Energy, Inc.	128,600	1,518,766
Portland General Electric Co.	61,371	1,124,931
Westar Energy, Inc.	88,531	1,913,155
		7,989,130

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

ELECTRICAL EQUIPMENT — 3.8%
Emerson Electric Co.	33,800	$ 1,476,722
Hubbell, Inc., Class B	55,396	2,198,667
Thomas & Betts Corp.(1)	35,300	1,224,910
Woodward Governor Co.	9,800	250,194
		5,150,493
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Molex, Inc.	67,258	1,226,786
ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes, Inc.	17,800	739,946
Helmerich & Payne, Inc.	3,700	135,124
		875,070
FOOD PRODUCTS — 4.2%
Campbell Soup Co.	20,700	741,681
ConAgra Foods, Inc.	109,607	2,556,035
H.J. Heinz Co.	47,000	2,031,340
Kellogg Co.	7,200	362,160
		5,691,216
GAS UTILITIES — 0.5%
Southwest Gas Corp.	21,920	646,640
HEALTH CARE EQUIPMENT & SUPPLIES — 4.6%
Beckman Coulter, Inc.	31,255	1,884,364
Boston Scientific Corp.(1)	122,500	710,500
CareFusion Corp.(1)	14,650	332,555
Symmetry Medical, Inc.(1)	41,107	433,268
Zimmer Holdings, Inc.(1)	51,400	2,778,170
		6,138,857
HEALTH CARE PROVIDERS & SERVICES — 1.6%
LifePoint Hospitals, Inc.(1)	39,000	1,224,600
Patterson Cos., Inc.	11,600	330,948
Select Medical Holdings Corp.(1)	88,219	598,125
		2,153,673
HOTELS, RESTAURANTS & LEISURE — 2.3%
CEC Entertainment, Inc.(1)	33,100	1,167,106
International Speedway Corp., Class A	46,015	1,185,346
Speedway Motorsports, Inc.	57,939	785,653
		3,138,105
HOUSEHOLD DURABLES — 1.6%
Fortune Brands, Inc.	34,400	1,347,792
Toll Brothers, Inc.(1)	45,500	744,380
		2,092,172
HOUSEHOLD PRODUCTS — 2.9%
Clorox Co.	12,200	758,352
Kimberly-Clark Corp.	50,895	3,085,764
		3,844,116
INDUSTRIAL CONGLOMERATES — 0.9%
Tyco International Ltd.	34,600	1,218,958
INSURANCE — 13.4%
ACE Ltd.	40,100	2,064,348
Allstate Corp. (The)	38,400	1,103,232
Aon Corp.	86,500	3,210,880
Chubb Corp. (The)	50,300	2,515,503

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Hartford Financial Services Group, Inc. (The)	22,055	$ 488,077
HCC Insurance Holdings, Inc.	77,293	1,913,775
Marsh & McLennan Cos., Inc.	126,954	2,862,813
Symetra Financial Corp.	68,579	822,948
Transatlantic Holdings, Inc.	29,275	1,404,029
Travelers Cos., Inc. (The)	31,600	1,556,300
		17,941,905
IT SERVICES — 1.1%
Accenture plc, Class A	18,400	711,160
Automatic Data Processing, Inc.	18,800	756,888
		1,468,048
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Mattel, Inc.	21,300	450,708
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Pharmaceutical Product Development, Inc.	5,800	147,378
MACHINERY — 2.9%
Altra Holdings, Inc.(1)	88,046	1,146,359
Dover Corp.	4,300	179,697
Kaydon Corp.	62,732	2,061,373
Robbins & Myers, Inc.	24,000	521,760
		3,909,189
MEDIA — 1.0%
Omnicom Group, Inc.	27,600	946,680
Scholastic Corp.	14,200	342,504
		1,289,184
METALS & MINING — 1.0%
Newmont Mining Corp.	22,878	1,412,488
MULTI-UTILITIES — 3.8%
PG&E Corp.	51,400	2,112,540
Wisconsin Energy Corp.	39,660	2,012,349
Xcel Energy, Inc.	47,597	980,974
		5,105,863
OIL, GAS & CONSUMABLE FUELS — 7.8%
Devon Energy Corp.	23,800	1,449,896
EQT Corp.	59,900	2,164,786
Imperial Oil Ltd.	97,400	3,548,143
Murphy Oil Corp.	27,200	1,347,760
Noble Energy, Inc.	11,300	681,729
PAA Natural Gas Storage LP(1)	10,055	239,611
Ultra Petroleum Corp.(1)	11,900	526,575
Williams Pipeline Partners LP	17,000	549,440
		10,507,940
PAPER & FOREST PRODUCTS — 1.5%
MeadWestvaco Corp.	22,300	495,060
Weyerhaeuser Co.	42,706	1,503,251
		1,998,311
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.6%
Annaly Capital Management, Inc.	55,800	956,970
Boston Properties, Inc.	5,158	367,972
Government Properties Income Trust	39,683	1,012,710
HCP, Inc.	20,563	663,157
Host Hotels & Resorts, Inc.	56,486	761,431

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Piedmont Office Realty Trust, Inc., Class A	57,375	$ 1,074,634
		4,836,874
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Applied Materials, Inc.	165,400	1,988,108
KLA-Tencor Corp.	23,900	666,332
Verigy Ltd.(1)	76,700	666,523
		3,320,963
SOFTWARE — 0.8%
Cadence Design Systems, Inc.(1)	96,000	555,840
Synopsys, Inc.(1)	26,300	548,881
		1,104,721
SPECIALTY RETAIL — 4.2%
Lowe's Cos., Inc.	164,100	3,350,922
PetSmart, Inc.	41,100	1,239,987
Staples, Inc.	52,700	1,003,935
		5,594,844
THRIFTS & MORTGAGE FINANCE — 2.2%
Hudson City Bancorp., Inc.	83,700	1,024,488
Northwest Bancshares, Inc.	50,916	584,007
People's United Financial, Inc.	101,233	1,366,645
		2,975,140
TOTAL COMMON STOCKS
(Cost $127,192,299)		132,390,749
TEMPORARY CASH INVESTMENTS — 1.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	99,009	99,009
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 1.125%, 6/30/11, valued at $1,631,894), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $1,600,000)		1,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,699,009)		1,699,009
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $128,891,308)		134,089,758
OTHER ASSETS AND LIABILITIES — 0.2%		277,315
TOTAL NET ASSETS — 100.0%		$134,367,073

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
3,045,865	CAD for USD	7/30/10	$2,860,674	$83,696
(Value on Settlement Date $2,944,370)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$124,181,620	–	–
Foreign Common Stocks	4,660,989	$3,548,140	–
Temporary Cash Investments	99,009	1,600,000	–
Total Value of Investment Securities	$128,941,618	$5,148,140	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$83,696	–

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$133,694,583
Gross tax appreciation of investments	$ 6,313,125
Gross tax depreciation of investments	(5,917,950)
Net tax appreciation (depreciation) of investments	$ 395,175

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Real Estate Fund

June 30, 2010

Real Estate – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.3%
DIVERSIFIED REITs—6.4%
Colonial Properties Trust	421,600	$ 6,125,848
Vornado Realty Trust	694,186	50,640,869
		56,766,717
HEALTH CARE FACILITIES—0.5%
Emeritus Corp.(1)	285,605	4,658,217
INDUSTRIAL REITs—6.8%
AMB Property Corp.	877,926	20,815,626
DCT Industrial Trust, Inc.	1,005,495	4,544,837
DuPont Fabros Technology, Inc.	481,449	11,824,388
ProLogis	2,287,534	23,172,719
		60,357,570
MORTGAGE REITs—0.9%
Annaly Capital Management, Inc.	471,100	8,079,365
OFFICE REITs—16.6%
Alexandria Real Estate Equities, Inc.	166,100	10,525,757
BioMed Realty Trust, Inc.	551,557	8,874,552
Boston Properties, Inc.	555,269	39,612,891
Corporate Office Properties Trust	264,679	9,994,279
Digital Realty Trust, Inc.	507,865	29,293,653
Duke Realty Corp.	1,363,697	15,477,961
Hudson Pacific Properties, Inc.(1)	140,217	2,418,743
Kilroy Realty Corp.	471,548	14,019,122
SL Green Realty Corp.	317,018	17,448,671
		147,665,629
REAL ESTATE OPERATING COMPANIES—0.6%
Forest City Enterprises, Inc., Class A(1)	486,478	5,506,931
RESIDENTIAL REITs—2.1%
BRE Properties, Inc.	229,744	8,484,446
Camden Property Trust	254,508	10,396,652
		18,881,098
RESIDENTIAL REITs—14.8%
American Campus Communities, Inc.	406,709	11,099,089
Apartment Investment & Management Co., Class A	444,900	8,617,713
Associated Estates Realty Corp.	507,158	6,567,696
AvalonBay Communities, Inc.	272,363	25,430,533
Equity LifeStyle Properties, Inc.	89,300	4,306,939
Equity Residential	996,400	41,490,096
Essex Property Trust, Inc.	127,200	12,407,088
Mid-America Apartment Communities, Inc.	194,668	10,019,562
UDR, Inc.	568,175	10,869,188
		130,807,904
RETAIL REITs—19.6%
Developers Diversified Realty Corp.	887,555	8,786,795
Equity One, Inc.	359,534	5,608,730
General Growth Properties, Inc.	163,400	2,166,684
Glimcher Realty Trust	358,900	2,146,222
Kimco Realty Corp.	1,959,203	26,331,688
Macerich Co. (The)	553,826	20,668,786

Real Estate – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Pennsylvania Real Estate Investment Trust	383,276	$ 4,683,633
Regency Centers Corp.	150,900	5,190,960
Simon Property Group, Inc.	1,021,974	82,524,401
Taubman Centers, Inc.	294,261	11,073,041
Weingarten Realty Investors	234,863	4,474,140
		173,655,080
SPECIALIZED REITs—1.5%
Extra Space Storage, Inc.	593,389	8,248,107
Rayonier, Inc.	121,740	5,358,995
		13,607,102
SPECIALIZED REITs—28.2%
HCP, Inc.	1,370,245	44,190,401
Health Care REIT, Inc.	726,034	30,580,552
Hersha Hospitality Trust	1,766,886	7,986,325
Host Hotels & Resorts, Inc.	1,717,462	23,151,388
LaSalle Hotel Properties	148,220	3,048,885
Nationwide Health Properties, Inc.	723,029	25,862,747
Omega Healthcare Investors, Inc.	723,400	14,417,362
Public Storage	671,789	59,056,971
U-Store-It Trust	542,219	4,044,954
Ventas, Inc.	806,561	37,868,039
		250,207,624
WIRELESS TELECOMMUNICATION SERVICES—1.3%
American Tower Corp., Class A(1)	241,300	10,737,850
Crown Castle International Corp.(1)	24,500	912,870
		11,650,720
TOTAL COMMON STOCKS
(Cost $680,613,615)		881,843,957
TEMPORARY CASH INVESTMENTS(2)
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 1.125%, 6/30/11, valued at $203,987), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $200,000)		200,000
TOTAL INVESTMENT SECURITIES — 99.3%
(Cost $678,199,097)		882,043,957
OTHER ASSETS AND LIABILITIES — 0.7%		5,786,262
TOTAL NET ASSETS — 100.0%		$887,830,219

Notes to Schedule of Investments
REIT	-	Real Estate Investment Trust

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.

Real Estate – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$881,843,957	–	–
Temporary Cash Investments	–	$200,000	–
Total Value of Investment Securities	$881,843,957	$200,000	–

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$793,397,551
Gross tax appreciation of investments	$106,169,352
Gross tax depreciation of investments	(17,522,946)
Net tax appreciation (depreciation) of investments	$ 88,646,406

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends received.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Value Fund

June 30, 2010

Small Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 93.5%
AEROSPACE & DEFENSE — 3.0%
AAR Corp.(1)	185,000	$ 3,096,900
AeroVironment, Inc.(1)	130,000	2,824,900
Alliant Techsystems, Inc.(1)	180,000	11,170,800
Ceradyne, Inc.(1)	160,000	3,419,200
Curtiss-Wright Corp.	630,000	18,295,200
Esterline Technologies Corp.(1)	75,000	3,558,750
Moog, Inc., Class A(1)	260,000	8,379,800
Triumph Group, Inc.	60,000	3,997,800
		54,743,350
AIR FREIGHT & LOGISTICS — 0.1%
UTi Worldwide, Inc.	200,000	2,476,000
AIRLINES — 0.4%
Allegiant Travel Co.	55,000	2,347,950
JetBlue Airways Corp.(1)	545,000	2,992,050
SkyWest, Inc.	210,000	2,566,200
		7,906,200
AUTO COMPONENTS — 0.5%
Cooper Tire & Rubber Co.	135,000	2,632,500
Standard Motor Products, Inc.	485,000	3,913,950
TRW Automotive Holdings Corp.(1)	95,000	2,619,150
		9,165,600
BIOTECHNOLOGY — 0.6%
Talecris Biotherapeutics Holdings Corp.(1)	550,000	11,605,000
BUILDING PRODUCTS — 0.4%
Apogee Enterprises, Inc.	225,000	2,436,750
Griffon Corp.(1)	230,000	2,543,800
Simpson Manufacturing Co., Inc.	105,000	2,577,750
		7,558,300
CAPITAL MARKETS — 3.9%
Apollo Investment Corp.	675,000	6,297,750
Ares Capital Corp.	715,000	8,958,950
Artio Global Investors, Inc.	480,000	7,555,200
Calamos Asset Management, Inc., Class A	570,000	5,289,600
Fifth Street Finance Corp.	340,000	3,750,200
HFF, Inc., Class A(1)	550,000	3,888,500
Investment Technology Group, Inc.(1)	285,000	4,577,100
Knight Capital Group, Inc., Class A(1)	200,000	2,758,000
MCG Capital Corp.	600,000	2,898,000
MF Global Holdings Ltd.(1)	244,284	1,394,862
PennantPark Investment Corp.	425,000	4,058,750
Piper Jaffray Cos.(1)	180,000	5,799,600
Prospect Capital Corp.	290,000	2,798,500
Pzena Investment Management, Inc., Class A	405,000	2,579,850
TradeStation Group, Inc.(1)	750,000	5,062,500
Waddell & Reed Financial, Inc., Class A	170,000	3,719,600
		71,386,962
CHEMICALS — 2.0%
A. Schulman, Inc.	110,000	2,085,600

Small Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Arch Chemicals, Inc.	97,095	$ 2,984,700
Cytec Industries, Inc.	70,000	2,799,300
Ferro Corp.(1)	365,000	2,690,050
Georgia Gulf Corp.(1)	295,000	3,935,300
H.B. Fuller Co.	190,000	3,608,100
Intrepid Potash, Inc.(1)	295,000	5,773,150
Kraton Performance Polymers, Inc.(1)	140,000	2,630,600
Olin Corp.	200,000	3,618,000
OM Group, Inc.(1)	115,000	2,743,900
Sensient Technologies Corp.	140,000	3,630,200
		36,498,900
COMMERCIAL BANKS — 8.0%
American National Bankshares, Inc.	175,000	3,743,250
Associated Banc-Corp.	350,000	4,291,000
Boston Private Financial Holdings, Inc.	916,413	5,892,535
Citizens Republic Bancorp., Inc.(1)	2,275,000	1,933,750
Community Bank System, Inc.	140,000	3,084,200
CVB Financial Corp.	300,000	2,850,000
East West Bancorp., Inc.	295,000	4,498,750
First Horizon National Corp.(1)	850,000	9,732,504
First Interstate Bancsystem, Inc.	205,000	3,224,650
First Midwest Bancorp., Inc.	350,000	4,256,000
FirstMerit Corp.	490,000	8,393,700
FNB Corp.	465,000	3,733,950
Fulton Financial Corp.	1,025,000	9,891,250
Hampton Roads Bankshares, Inc.(1)(2)	1,145,000	858,750
Heritage Financial Corp.(1)	345,000	5,164,650
IBERIABANK Corp.	50,000	2,574,000
KeyCorp	355,000	2,729,950
Lakeland Financial Corp.	250,000	4,995,000
Marshall & Ilsley Corp.	500,000	3,590,000
MB Financial, Inc.	155,000	2,850,450
National Bankshares, Inc.	135,000	3,271,050
Old National Bancorp.	360,000	3,729,600
Pacific Continental Corp.	320,000	3,030,400
Sterling Bancshares, Inc.	1,800,000	8,478,000
Synovus Financial Corp.	1,650,000	4,191,000
Trico Bancshares	265,000	4,486,450
Trustmark Corp.	130,000	2,706,600
United Bankshares, Inc.	140,000	3,351,600
Washington Banking Co.	385,000	4,924,150
Webster Financial Corp.	270,000	4,843,800
Whitney Holding Corp.	850,000	7,862,500
Wilmington Trust Corp.	380,000	4,214,200
Wintrust Financial Corp.	110,000	3,667,400
		147,045,089
COMMERCIAL SERVICES & SUPPLIES — 1.7%
ABM Industries, Inc.	125,000	2,618,750
ATC Technology Corp.(1)	200,000	3,224,000
Brink's Co. (The)	240,000	4,567,200
IESI-BFC Ltd.	375,000	7,541,250
SYKES Enterprises, Inc.(1)	430,000	6,118,900

Small Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

US Ecology, Inc.	485,000	$ 7,066,450
		31,136,550
COMMUNICATIONS EQUIPMENT — 0.9%
Bel Fuse, Inc., Class B	250,000	4,127,500
Emulex Corp.(1)	320,000	2,937,600
Netgear, Inc.(1)	185,000	3,300,400
Polycom, Inc.(1)	185,000	5,511,150
		15,876,650
COMPUTERS & PERIPHERALS — 0.9%
Electronics for Imaging, Inc.(1)	605,000	5,898,750
Lexmark International, Inc., Class A(1)	170,000	5,615,100
NCR Corp.(1)	180,000	2,181,600
Novatel Wireless, Inc.(1)	650,000	3,731,000
		17,426,450
CONSTRUCTION & ENGINEERING — 1.9%
Comfort Systems USA, Inc.	275,000	2,656,500
EMCOR Group, Inc.(1)	285,000	6,603,450
Granite Construction, Inc.	785,000	18,510,300
Pike Electric Corp.(1)	715,000	6,735,300
		34,505,550
CONSTRUCTION MATERIALS — 0.4%
Martin Marietta Materials, Inc.	45,000	3,816,450
Texas Industries, Inc.	155,000	4,578,700
		8,395,150
CONTAINERS & PACKAGING — 0.6%
Silgan Holdings, Inc.	135,000	3,831,300
Sonoco Products Co.	225,000	6,858,000
		10,689,300
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.(1)	145,000	3,973,000
DIVERSIFIED — 2.5%
iShares Russell 2000 Index Fund	125,000	7,635,000
iShares Russell 2000 Value Index Fund	475,000	27,094,000
iShares S&P SmallCap 600 Index Fund	205,000	11,098,700
		45,827,700
DIVERSIFIED CONSUMER SERVICES — 0.9%
Corinthian Colleges, Inc.(1)	875,000	8,618,750
Lincoln Educational Services Corp.(1)	180,000	3,706,200
Regis Corp.	235,000	3,658,950
		15,983,900
DIVERSIFIED FINANCIAL SERVICES — 0.2%
CBOE Holdings, Inc.(1)	22,970	747,674
Compass Diversified Holdings	245,000	3,285,450
		4,033,124
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Atlantic Tele-Network, Inc.	100,000	4,130,000
ELECTRIC UTILITIES — 2.5%
Central Vermont Public Service Corp.	265,000	5,231,100
Cleco Corp.	110,000	2,905,100
Great Plains Energy, Inc.	660,000	11,233,200
IDACORP, Inc.	125,000	4,158,750
Portland General Electric Co.	815,000	14,938,950

Small Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Unitil Corp.	165,000	$ 3,450,150
Westar Energy, Inc.	175,000	3,781,750
		45,699,000
ELECTRICAL EQUIPMENT — 1.9%
Acuity Brands, Inc.	70,000	2,546,600
Belden, Inc.	165,000	3,630,000
Brady Corp., Class A	185,000	4,610,200
Encore Wire Corp.	505,000	9,185,950
General Cable Corp.(1)	34,350	915,427
GrafTech International Ltd.(1)	126,095	1,843,509
Hubbell, Inc., Class B	75,000	2,976,750
II-VI, Inc.(1)	95,000	2,814,850
LSI Industries, Inc.	770,000	3,757,600
Thomas & Betts Corp.(1)	80,000	2,776,000
		35,056,886
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Benchmark Electronics, Inc.(1)	220,000	3,487,000
Coherent, Inc.(1)	85,000	2,915,500
Electro Scientific Industries, Inc.(1)	440,000	5,878,400
Littelfuse, Inc.(1)	85,000	2,686,850
Methode Electronics, Inc.	280,000	2,727,200
Molex, Inc.	215,000	3,921,600
Park Electrochemical Corp.	190,546	4,651,228
PC Connection, Inc.(1)	425,000	2,575,500
Rogers Corp.(1)	210,000	5,831,700
Tech Data Corp.(1)	100,000	3,562,000
Vishay Intertechnology, Inc.(1)	340,000	2,631,600
		40,868,578
ENERGY EQUIPMENT & SERVICES — 2.3%
Bristow Group, Inc.(1)	160,000	4,704,000
Global Industries Ltd.(1)	520,000	2,334,800
Helix Energy Solutions Group, Inc.(1)	275,000	2,961,750
Key Energy Services, Inc.(1)	515,000	4,727,700
North American Energy Partners, Inc.(1)	325,000	2,869,750
Rowan Cos., Inc.(1)	325,000	7,130,500
Superior Energy Services, Inc.(1)	280,000	5,227,600
Tetra Technologies, Inc.(1)	755,000	6,855,400
Unit Corp.(1)	125,000	5,073,750
		41,885,250
FOOD & STAPLES RETAILING — 0.8%
Ruddick Corp.	100,000	3,099,000
Village Super Market, Inc., Class A	65,547	1,720,609
Weis Markets, Inc.	300,000	9,873,000
		14,692,609
FOOD PRODUCTS — 0.8%
Farmer Bros. Co.	200,000	3,018,000
Ralcorp Holdings, Inc.(1)	90,000	4,932,000
Seneca Foods Corp., Class A(1)	110,000	3,548,600
TreeHouse Foods, Inc.(1)	85,000	3,881,100
		15,379,700
GAS UTILITIES — 1.0%
Atmos Energy Corp.	145,000	3,920,800

Small Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Chesapeake Utilities Corp.	130,000	$ 4,082,000
Nicor, Inc.	135,000	5,467,500
WGL Holdings, Inc.	140,000	4,764,200
		18,234,500
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Cooper Cos., Inc. (The)	155,000	6,167,450
Cutera, Inc.(1)	580,000	5,341,800
ICU Medical, Inc.(1)	95,000	3,056,150
Utah Medical Products, Inc.(2)	170,000	4,239,800
Young Innovations, Inc.(2)	705,000	19,845,750
		38,650,950
HEALTH CARE PROVIDERS & SERVICES — 3.2%
Alliance HealthCare Services, Inc.(1)	1,150,000	4,646,000
Almost Family, Inc.(1)	85,000	2,969,050
AMERIGROUP Corp.(1)	115,000	3,735,200
Amsurg Corp.(1)	305,000	5,435,100
Assisted Living Concepts, Inc., Class A(1)	130,000	3,846,700
Community Health Systems, Inc.(1)	150,000	5,071,500
Health Management Associates, Inc., Class A(1)	450,000	3,496,500
Kindred Healthcare, Inc.(1)	260,000	3,338,400
LifePoint Hospitals, Inc.(1)	120,000	3,768,000
Magellan Health Services, Inc.(1)	215,000	7,808,800
National Healthcare Corp.	290,000	9,993,400
U.S. Physical Therapy, Inc.(1)	295,000	4,979,600
		59,088,250
HOTELS, RESTAURANTS & LEISURE — 0.7%
Bob Evans Farms, Inc.	155,000	3,816,100
Jack in the Box, Inc.(1)	215,000	4,181,750
Red Robin Gourmet Burgers, Inc.(1)	200,000	3,432,000
Ruby Tuesday, Inc.(1)	275,000	2,337,500
		13,767,350
HOUSEHOLD DURABLES — 1.0%
CSS Industries, Inc.	180,000	2,970,000
Ethan Allen Interiors, Inc.	265,000	3,707,350
Furniture Brands International, Inc.(1)	650,000	3,393,000
Helen of Troy Ltd.(1)	105,000	2,316,300
M.D.C. Holdings, Inc.	135,000	3,638,250
M/I Homes, Inc.(1)	230,000	2,217,200
		18,242,100
HOUSEHOLD PRODUCTS — 0.5%
Cellu Tissue Holdings, Inc.(1)	575,000	4,467,750
WD-40 Co.	135,000	4,509,000
		8,976,750
INDUSTRIAL CONGLOMERATES — 0.1%
Tredegar Corp.	165,000	2,692,800
INSURANCE — 5.0%
Alterra Capital Holdings Ltd.	300,000	5,634,000
American Equity Investment Life Holding Co.	310,000	3,199,200
Aspen Insurance Holdings Ltd.	240,000	5,937,600
Assured Guaranty Ltd.	355,000	4,710,850
Baldwin & Lyons, Inc., Class B	235,000	4,937,350
Delphi Financial Group, Inc., Class A	115,000	2,807,150

Small Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Erie Indemnity Co., Class A	95,000	$ 4,322,500
Hanover Insurance Group, Inc. (The)	145,000	6,307,500
HCC Insurance Holdings, Inc.	940,000	23,274,400
Mercer Insurance Group, Inc.(2)	385,000	6,514,200
Platinum Underwriters Holdings Ltd.	185,000	6,713,650
ProAssurance Corp.(1)	100,000	5,676,000
United Fire & Casualty Co.	195,000	3,864,900
Unitrin, Inc.	120,000	3,072,000
Validus Holdings Ltd.	190,000	4,639,800
		91,611,100
INTERNET SOFTWARE & SERVICES — 0.2%
IAC/InterActiveCorp(1)	140,000	3,075,800
IT SERVICES — 1.3%
CACI International, Inc., Class A(1)	70,000	2,973,600
Cass Information Systems, Inc.	130,000	4,452,500
DST Systems, Inc.	320,000	11,564,800
Total System Services, Inc.	425,000	5,780,000
		24,770,900
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Arctic Cat, Inc.(1)	345,000	3,142,950
JAKKS Pacific, Inc.(1)	195,000	2,804,100
RC2 Corp.(1)	170,000	2,738,700
Sport Supply Group, Inc.	210,000	2,826,600
		11,512,350
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Pharmaceutical Product Development, Inc.	300,000	7,623,000
MACHINERY — 3.5%
Actuant Corp., Class A	140,000	2,636,200
Barnes Group, Inc.	240,000	3,933,600
CLARCOR, Inc.	99,045	3,518,078
Colfax Corp.(1)	349,895	3,642,407
Douglas Dynamics, Inc.(1)	295,000	3,392,500
Dynamic Materials Corp.	340,000	5,453,600
FreightCar America, Inc.	125,000	2,827,500
Kadant, Inc.(1)	145,000	2,525,900
Kaydon Corp.	80,000	2,628,800
Kennametal, Inc.	110,000	2,797,300
Lincoln Electric Holdings, Inc.	95,000	4,844,050
Mueller Industries, Inc.	600,000	14,760,000
Mueller Water Products, Inc., Class A	1,275,000	4,730,250
RBC Bearings, Inc.(1)	60,000	1,739,400
Robbins & Myers, Inc.	209,763	4,560,248
		63,989,833
MARINE — 0.8%
Alexander & Baldwin, Inc.	135,000	4,020,300
Diana Shipping, Inc.(1)	570,000	6,418,200
Genco Shipping & Trading Ltd.(1)	300,000	4,497,000
		14,935,500
MEDIA — 2.1%
E.W. Scripps Co. (The), Class A(1)	1,360,000	10,104,800
Entravision Communications Corp., Class A(1)	2,825,000	5,960,750
Harte-Hanks, Inc.	235,000	2,455,750

Small Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Journal Communications, Inc., Class A(1)	925,000	$ 3,672,250
Knology, Inc.(1)	445,000	4,863,850
LIN TV Corp., Class A(1)	1,460,000	7,898,600
McClatchy Co. (The), Class A(1)	900,000	3,276,000
		38,232,000
METALS & MINING — 2.3%
Brush Engineered Materials, Inc.(1)	135,000	2,697,300
Century Aluminum Co.(1)	290,000	2,560,700
Coeur d'Alene Mines Corp.(1)	270,000	4,260,600
Commercial Metals Co.	205,000	2,710,100
Haynes International, Inc.	150,000	4,624,500
Hecla Mining Co.(1)	535,000	2,792,700
Kaiser Aluminum Corp.	75,000	2,600,250
Mesabi Trust	235,000	4,086,650
Royal Gold, Inc.	60,000	2,880,000
RTI International Metals, Inc.(1)	110,000	2,652,100
Schnitzer Steel Industries, Inc., Class A	70,000	2,744,000
Thompson Creek Metals Co., Inc.(1)	525,000	4,557,000
Worthington Industries, Inc.	215,000	2,764,900
		41,930,800
MULTILINE RETAIL — 0.4%
Big Lots, Inc.(1)	140,000	4,492,600
Fred's, Inc., Class A	255,000	2,820,300
		7,312,900
MULTI-UTILITIES — 1.2%
Avista Corp.	255,000	4,980,150
Black Hills Corp.	100,000	2,847,000
MDU Resources Group, Inc.	540,000	9,736,200
NorthWestern Corp.	150,000	3,930,000
		21,493,350
OIL, GAS & CONSUMABLE FUELS — 4.1%
Alpha Natural Resources, Inc.(1)	140,000	4,741,800
Berry Petroleum Co., Class A	165,000	4,243,800
Bill Barrett Corp.(1)	160,000	4,923,200
DHT Holdings, Inc.	700,000	2,695,000
Forest Oil Corp.(1)	185,000	5,061,600
Frontier Oil Corp.	560,000	7,532,000
Goodrich Petroleum Corp.(1)	210,000	2,520,000
Hugoton Royalty Trust	245,000	4,650,100
Nordic American Tanker Shipping	310,000	8,707,900
Overseas Shipholding Group, Inc.	70,000	2,592,800
Penn Virginia Corp.	160,000	3,217,600
Rosetta Resources, Inc.(1)	162,516	3,219,442
SandRidge Energy, Inc.(1)	615,000	3,585,450
Swift Energy Co.(1)	170,000	4,574,700
W&T Offshore, Inc.	1,500,000	14,190,000
		76,455,392
PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	45,000	2,211,750
P.H. Glatfelter Co.	250,000	2,712,500
		4,924,250

Small Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

PERSONAL PRODUCTS — 0.6%
Inter Parfums, Inc.	200,000	$ 2,846,000
Prestige Brands Holdings, Inc.(1)	545,000	3,858,600
Schiff Nutrition International, Inc.	555,000	3,951,600
		10,656,200
PHARMACEUTICALS — 0.2%
Endo Pharmaceuticals Holdings, Inc.(1)	165,000	3,600,300
PROFESSIONAL SERVICES — 1.4%
CDI Corp.	260,000	4,037,800
Heidrick & Struggles International, Inc.	225,000	5,134,500
Korn/Ferry International(1)	410,000	5,699,000
Mistras Group, Inc.(1)	535,000	5,735,200
Towers Watson & Co., Class A	115,000	4,467,750
		25,074,250
REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.0%
American Campus Communities, Inc.	210,000	5,730,900
Associated Estates Realty Corp.	404,196	5,234,338
Capstead Mortgage Corp.	305,000	3,373,300
Chimera Investment Corp.	3,045,095	10,992,793
DCT Industrial Trust, Inc.	1,000,000	4,520,000
DiamondRock Hospitality Co.(1)	425,000	3,493,500
Duke Realty Corp.	245,000	2,780,750
First Industrial Realty Trust, Inc.(1)	725,000	3,494,500
First Potomac Realty Trust	255,000	3,664,350
Getty Realty Corp.	275,000	6,162,750
Government Properties Income Trust	255,000	6,507,600
Hatteras Financial Corp.	125,000	3,477,500
Healthcare Realty Trust, Inc.	170,000	3,734,900
Highwoods Properties, Inc.	300,000	8,328,000
Inland Real Estate Corp.	355,000	2,811,600
Kilroy Realty Corp.	170,000	5,054,100
Lexington Realty Trust	1,275,000	7,662,750
Medical Properties Trust, Inc.	305,000	2,879,200
MFA Financial, Inc.	1,025,000	7,585,000
National Health Investors, Inc.	95,000	3,663,200
National Retail Properties, Inc.	265,000	5,681,600
Omega Healthcare Investors, Inc.	215,000	4,284,950
Piedmont Office Realty Trust, Inc., Class A	300,000	5,619,000
Saul Centers, Inc.	95,000	3,859,850
Urstadt Biddle Properties, Inc., Class A	300,000	4,839,000
Washington Real Estate Investment Trust	140,000	3,862,600
		129,298,031
ROAD & RAIL — 0.2%
Old Dominion Freight Line, Inc.(1)	95,000	3,338,300
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Cymer, Inc.(1)	110,000	3,304,400
Integrated Device Technology, Inc.(1)	950,000	4,702,500
Intersil Corp., Class A	375,000	4,541,250
Mattson Technology, Inc.(1)	700,000	2,653,000
MEMC Electronic Materials, Inc.(1)	450,000	4,446,000
MKS Instruments, Inc.(1)	145,000	2,714,400
Sigma Designs, Inc.(1)	545,000	5,455,450

Small Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

Standard Microsystems Corp.(1)	200,000	$ 4,656,000
Varian Semiconductor Equipment Associates, Inc.(1)	85,000	2,436,100
Verigy Ltd.(1)	745,000	6,474,050
Zoran Corp.(1)	290,000	2,766,600
		44,149,750
SOFTWARE — 3.9%
Aspen Technology, Inc.(1)	255,000	2,776,950
Cadence Design Systems, Inc.(1)	440,000	2,547,600
Compuware Corp.(1)	350,000	2,793,000
Lawson Software, Inc.(1)	385,000	2,810,500
Motricity, Inc.(1)	440,000	3,872,000
Parametric Technology Corp.(1)	725,000	11,360,750
Quest Software, Inc.(1)	1,015,000	18,310,600
Radiant Systems, Inc.(1)	175,000	2,530,500
S1 Corp.(1)	1,420,000	8,534,200
Sybase, Inc.(1)	75,000	4,849,500
Synopsys, Inc.(1)	135,000	2,817,450
TIBCO Software, Inc.(1)	235,000	2,834,100
Ulticom, Inc.(1)(2)	619,498	5,730,356
		71,767,506
SPECIALTY RETAIL — 3.4%
Aaron's, Inc.	170,000	2,901,900
Cabela's, Inc.(1)	235,000	3,322,900
Cato Corp. (The), Class A	120,000	2,642,400
Charming Shoppes, Inc.(1)	1,025,000	3,843,750
Christopher & Banks Corp.	670,000	4,147,300
Coldwater Creek, Inc.(1)	1,050,000	3,528,000
Collective Brands, Inc.(1)	445,000	7,031,000
Finish Line, Inc. (The), Class A	245,000	3,412,850
Genesco, Inc.(1)	235,000	6,182,850
Group 1 Automotive, Inc.(1)	150,000	3,529,500
Hot Topic, Inc.	725,000	3,683,000
New York & Co., Inc.(1)	1,045,000	2,393,050
Penske Automotive Group, Inc.(1)	235,000	2,669,600
PEP Boys-Manny Moe & Jack	285,000	2,525,100
Rent-A-Center, Inc.(1)	130,000	2,633,800
Stage Stores, Inc.	220,000	2,349,600
Systemax, Inc.	230,000	3,466,100
Wet Seal, Inc. (The), Class A(1)	675,000	2,463,750
		62,726,450
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Culp, Inc.(1)	255,000	2,794,800
Jones Apparel Group, Inc.	300,000	4,755,000
Wolverine World Wide, Inc.	26,217	661,193
		8,210,993
THRIFTS & MORTGAGE FINANCE — 2.5%
Brookline Bancorp., Inc.	325,000	2,886,000
First Financial Holdings, Inc.	375,000	4,293,750
First Financial Northwest, Inc.	710,000	2,811,600
First Niagara Financial Group, Inc.	635,000	7,956,550
Flagstar Bancorp, Inc.(1)	675,000	2,119,500
Flushing Financial Corp.	230,000	2,812,900

Small Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

K-Fed Bancorp.	374,021	$ 3,396,111
Oritani Financial Corp.	280,000	2,800,000
PMI Group, Inc. (The)(1)	1,275,000	3,684,750
Provident Financial Services, Inc.	505,000	5,903,450
Radian Group, Inc.	525,000	3,801,000
Washington Federal, Inc.	205,000	3,316,900
		45,782,511
TRADING COMPANIES & DISTRIBUTORS — 0.7%
GATX Corp.	120,000	3,201,600
Kaman Corp.	165,000	3,649,800
Lawson Products, Inc.	260,875	4,429,658
WESCO International, Inc.(1)	75,000	2,525,250
		13,806,308
WATER UTILITIES — 0.2%
Artesian Resources Corp., Class A	255,000	4,707,300
TOTAL COMMON STOCKS
(Cost $1,689,118,014)		1,724,582,572
CONVERTIBLE PREFERRED STOCKS — 3.3%
INSURANCE — 2.2%
Aspen Insurance Holdings Ltd., Series AHL, 5.625%, 12/31/49(3)	810,000	41,156,100
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Callaway Golf Co., Series B, 7.50%, 6/15/12(3)	45,000	4,606,875
MEDIA — 0.2%
LodgeNet Interactive Corp., 10.00%, 12/31/49(3)(4)	3,216	3,790,860
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.4%
Entertainment Properties Trust, Series E, 9.00%, 4/20/13(3)	155,000	3,983,500
Lexington Realty Trust, Series C, 6.50%, 12/31/49(3)	70,518	2,525,426
		6,508,926
TOBACCO — 0.3%
Universal Corp., 6.75%, 3/15/13(3)	5,003	4,741,593
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $59,272,056)		60,804,354
PREFERRED STOCKS — 0.4%
REAL ESTATE INVESTMENT TRUSTS (REITs)— 0.4%
National Retail Properties, Inc., Series C, 7.375%, 10/12/11(3)
(Cost $6,553,485)	285,000	6,783,000
TEMPORARY CASH INVESTMENTS — 3.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	70,493	70,493
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 1.125%, 6/30/11, valued at $56,810,302), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $55,700,015)		55,700,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $55,770,493)		55,770,493
TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $1,810,714,048)		1,847,940,419
OTHER ASSETS AND LIABILITIES — (0.2)%		(4,299,365)
TOTAL NET ASSETS — 100.0%	$1,843,641,054

Small Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

(1)	Non-income producing.
(2)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,790,860, which represented 0.2% of total net assets.

Small Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2010.
The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,724,582,572	–	–
Convertible Preferred Stocks	–	$ 60,804,354	–
Preferred Stocks	–	6,783,000	–
Temporary Cash Investments	70,493	55,700,000	–
Total Value of Investment Securities	$1,724,653,065	$123,287,354	–

Small Cap Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

3. Affiliated Company Transactions

If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act.  A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2010 follows:

March 31, 2010						June 30, 2010
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
Cutera, Inc. (1)(2)	690,000	$406,177	$1,641,144	$114,343	—	580,000	(2)
Hampton Roads Bankshares, Inc.(1)	355,000	1,871,130	—	—	—	1,145,000	$ 858,750
Mercer Insurance Group, Inc.	361,253	423,131	—	—	$ 38,000	385,000	6,514,200
Ulticom, Inc.(1)	577,353	395,959	—	—	—	619,498	5,730,356
Utah Medical Products, Inc.	155,000	415,094	—	—	38,775	170,000	4,239,800
Young Innovations, Inc.	679,235	1,583,105	1,008,173	50,168	29,200	705,000	19,845,750
		$5,094,596	$2,649,317	$164,511	$105,975		$37,188,856

(1) Non-income producing. (2) Company was not an affiliate at June 30, 2010. 4. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments		$1,905,519,555
Gross tax appreciation of investments		$ 123,118,167
Gross tax depreciation of investments		(180,697,303)
Net tax appreciation (depreciation) of investments		$ (57,579,136)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Value Fund

June 30, 2010

Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE — 0.4%
Northrop Grumman Corp.	98,280	$ 5,350,363
AIR FREIGHT & LOGISTICS — 1.1%
United Parcel Service, Inc., Class B	270,790	15,405,243
AIRLINES — 0.1%
Southwest Airlines Co.	118,840	1,320,312
AUTOMOBILES — 1.3%
Honda Motor Co. Ltd.	175,900	5,108,403
Toyota Motor Corp.	408,300	14,041,179
		19,149,582
BEVERAGES — 1.2%
PepsiCo, Inc.	279,170	17,015,412
CAPITAL MARKETS — 6.9%
AllianceBernstein Holding LP	160,650	4,151,196
Ameriprise Financial, Inc.	315,470	11,397,931
BlackRock, Inc.	31,200	4,474,080
Franklin Resources, Inc.	34,500	2,973,555
Goldman Sachs Group, Inc. (The)	117,610	15,438,665
Invesco Ltd.	368,360	6,199,499
Morgan Stanley	327,480	7,600,811
Northern Trust Corp.	459,750	21,470,325
State Street Corp.	744,020	25,162,756
		98,868,818
CHEMICALS — 0.3%
E.I. du Pont de Nemours & Co.	108,070	3,738,141
COMMERCIAL BANKS — 2.6%
Comerica, Inc.	81,210	2,990,964
Commerce Bancshares, Inc.	162,560	5,850,534
PNC Financial Services Group, Inc.	88,040	4,974,260
U.S. Bancorp.	1,018,280	22,758,558
		36,574,316
COMMERCIAL SERVICES & SUPPLIES — 2.7%
Avery Dennison Corp.	163,350	5,248,435
Cintas Corp.	162,800	3,902,316
Republic Services, Inc.	642,700	19,107,471
Waste Management, Inc.	330,220	10,332,584
		38,590,806
COMMUNICATIONS EQUIPMENT — 0.5%
Nokia Oyj ADR	348,170	2,837,585
QUALCOMM, Inc.	129,890	4,265,588
		7,103,173
COMPUTERS & PERIPHERALS — 1.4%
Diebold, Inc.	257,250	7,010,063
Hewlett-Packard Co.	298,040	12,899,171
		19,909,234
CONTAINERS & PACKAGING — 0.4%
Bemis Co., Inc.	190,500	5,143,500
DISTRIBUTORS — 1.2%
Genuine Parts Co.	447,750	17,663,738

Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 4.7%
Bank of America Corp.	1,387,280	$ 19,935,214
JPMorgan Chase & Co.	1,192,860	43,670,604
McGraw-Hill Cos., Inc. (The)	115,150	3,240,321
		66,846,139
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.6%
AT&T, Inc.	2,185,290	52,862,165
Qwest Communications International, Inc.	435,980	2,288,895
Verizon Communications, Inc.	389,730	10,920,235
		66,071,295
ELECTRIC UTILITIES — 3.7%
American Electric Power Co., Inc.	361,200	11,666,760
IDACORP, Inc.	268,040	8,917,691
NV Energy, Inc.	171,750	2,028,367
Southern Co.	113,410	3,774,285
Westar Energy, Inc.	1,241,340	26,825,357
		53,212,460
ELECTRICAL EQUIPMENT — 2.4%
Emerson Electric Co.	168,120	7,345,163
Hubbell, Inc., Class B	561,810	22,298,239
Thomas & Betts Corp.(1)	132,910	4,611,977
		34,255,379
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Molex, Inc.	515,370	9,400,349
ENERGY EQUIPMENT & SERVICES — 0.8%
Baker Hughes, Inc.	205,480	8,541,804
Schlumberger Ltd.	57,110	3,160,467
		11,702,271
FOOD & STAPLES RETAILING — 2.5%
Casey's General Stores, Inc.	93,910	3,277,459
CVS Caremark Corp.	317,230	9,301,184
Walgreen Co.	135,000	3,604,500
Wal-Mart Stores, Inc.	414,030	19,902,422
		36,085,565
FOOD PRODUCTS — 3.0%
ConAgra Foods, Inc.	504,290	11,760,043
H.J. Heinz Co.	145,880	6,304,933
Kraft Foods, Inc., Class A	889,870	24,916,360
		42,981,336
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Beckman Coulter, Inc.	310,710	18,732,706
Boston Scientific Corp.(1)	1,568,660	9,098,228
CareFusion Corp.(1)	180,570	4,098,939
Zimmer Holdings, Inc.(1)	246,620	13,329,811
		45,259,684
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Aetna, Inc.	296,350	7,817,713
CIGNA Corp.	134,020	4,162,661
LifePoint Hospitals, Inc.(1)	208,120	6,534,968
UnitedHealth Group, Inc.	406,390	11,541,476
		30,056,818

Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

HOTELS, RESTAURANTS & LEISURE — 1.6%
International Speedway Corp., Class A	555,530	$ 14,310,453
Speedway Motorsports, Inc.	671,970	9,111,913
		23,422,366
HOUSEHOLD DURABLES — 0.6%
Fortune Brands, Inc.	91,960	3,602,993
Toll Brothers, Inc.(1)	329,940	5,397,818
		9,000,811
HOUSEHOLD PRODUCTS — 3.6%
Clorox Co.	35,040	2,178,086
Kimberly-Clark Corp.	459,320	27,848,572
Procter & Gamble Co. (The)	368,910	22,127,222
		52,153,880
INDUSTRIAL CONGLOMERATES — 2.6%
3M Co.	27,950	2,207,770
General Electric Co.	2,395,530	34,543,543
		36,751,313
INSURANCE — 9.5%
ACE Ltd.	154,080	7,932,038
Allstate Corp. (The)	170,060	4,885,824
Aon Corp.	258,110	9,581,043
Berkshire Hathaway, Inc., Class A(1)	240	28,800,000
Chubb Corp. (The)	245,870	12,295,959
HCC Insurance Holdings, Inc.	381,430	9,444,207
Marsh & McLennan Cos., Inc.	1,693,340	38,184,817
Transatlantic Holdings, Inc.	147,130	7,056,355
Travelers Cos., Inc. (The)	343,840	16,934,120
		135,114,363
IT SERVICES — 0.9%
Accenture plc, Class A	73,250	2,831,113
Automatic Data Processing, Inc.	255,300	10,278,378
		13,109,491
MEDIA — 0.7%
Omnicom Group, Inc.	147,010	5,042,443
Walt Disney Co. (The)	166,350	5,240,025
		10,282,468
METALS & MINING — 0.9%
Barrick Gold Corp.	127,880	5,807,031
Newmont Mining Corp.	118,720	7,329,773
		13,136,804
MULTILINE RETAIL — 0.4%
Target Corp.	120,200	5,910,234
MULTI-UTILITIES — 2.7%
PG&E Corp.	281,990	11,589,789
Wisconsin Energy Corp.	293,340	14,884,071
Xcel Energy, Inc.	595,790	12,279,232
		38,753,092
OIL, GAS & CONSUMABLE FUELS — 12.0%
Apache Corp.	44,670	3,760,767
BP plc	617,840	2,967,313
BP plc ADR	48,710	1,406,745
Chevron Corp.	697,450	47,328,957

Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

ConocoPhillips	274,920	$ 13,495,823
Devon Energy Corp.	225,080	13,711,873
EQT Corp.	398,370	14,397,092
Exxon Mobil Corp.	510,481	29,133,143
Imperial Oil Ltd.	189,000	6,884,994
Noble Energy, Inc.	35,130	2,119,393
Total SA	688,120	30,624,433
Valero Energy Corp.	277,620	4,991,608
		170,822,141
PAPER & FOREST PRODUCTS — 0.9%
MeadWestvaco Corp.	111,770	2,481,294
Weyerhaeuser Co.	283,300	9,972,160
		12,453,454
PHARMACEUTICALS — 8.7%
Bristol-Myers Squibb Co.	271,630	6,774,452
Eli Lilly & Co.	383,230	12,838,205
Johnson & Johnson	756,000	44,649,360
Merck & Co., Inc.	621,320	21,727,560
Pfizer, Inc.	2,708,110	38,617,649
		124,607,226
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Host Hotels & Resorts, Inc.	147,360	1,986,413
ROAD & RAIL — 0.3%
Heartland Express, Inc.	250,900	3,643,068
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Applied Materials, Inc.	1,080,770	12,990,855
Intel Corp.	859,270	16,712,802
		29,703,657
SPECIALTY RETAIL — 2.9%
Lowe's Cos., Inc.	1,451,460	29,638,813
PetSmart, Inc.	170,760	5,151,829
Staples, Inc.	344,760	6,567,678
		41,358,320
THRIFTS & MORTGAGE FINANCE — 0.6%
Hudson City Bancorp., Inc.	741,340	9,074,002
TOTAL COMMON STOCKS
(Cost $1,485,629,535)		1,412,987,037
TEMPORARY CASH INVESTMENTS — 1.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	15,647,466	15,647,466
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 1.125%, 6/30/11, valued at $1,937,874), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $1,900,001)		1,900,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $17,547,466)		17,547,466
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $1,503,177,001)		1,430,534,503
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,206,301)
TOTAL NET ASSETS — 100.0%	$1,429,328,202

Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
10,738,892	CAD for USD	7/30/10	$10,085,960	$293,422
24,626,679	EUR for USD	7/30/10	30,117,033	239,536
2,203,383	GBP for USD	7/30/10	3,292,074	33,183
1,313,178,600	JPY for USD	7/30/10	14,859,171	(117,772)
			$58,354,238	$448,369
(Value on Settlement Date $58,802,607)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,332,546,203	–	–
Foreign Common Stocks	20,814,512	$59,626,322	–
Temporary Cash Investments	15,647,466	1,900,000	–
Total Value of Investment Securities	$1,369,008,181	$61,526,322	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$448,369	–

Value – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,566,437,692
Gross tax appreciation of investments	$ 60,024,934
Gross tax depreciation of investments	(195,928,123)
Net tax appreciation (depreciation) of investments	$(135,903,189)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 25, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 25, 2010